Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (67.4%)
U.S. Government Securities (64.9%)
United States Treasury Note/Bond	0.125%	6/30/22	38,857	38,869
United States Treasury Note/Bond	0.125%	7/31/22	73,717	73,740
United States Treasury Note/Bond	0.125%	8/31/22	11,090	11,093
United States Treasury Note/Bond	0.125%	9/30/22	354,326	354,437
United States Treasury Note/Bond	1.375%	10/15/22	242,515	245,698
United States Treasury Note/Bond	0.125%	10/31/22	913,275	913,560
United States Treasury Note/Bond	1.875%	10/31/22	10,915	11,123
United States Treasury Note/Bond	2.000%	10/31/22	202,144	206,282
United States Treasury Note/Bond	1.625%	11/15/22	335,263	340,920
United States Treasury Note/Bond	0.125%	11/30/22	48,540	48,532
United States Treasury Note/Bond	2.000%	11/30/22	548,265	560,258
United States Treasury Note/Bond	1.625%	12/15/22	113,899	115,946
United States Treasury Note/Bond	0.125%	12/31/22	311,546	311,497
United States Treasury Note/Bond	2.125%	12/31/22	781,142	800,426
United States Treasury Note/Bond	1.500%	1/15/23	242,855	247,067
United States Treasury Note/Bond	0.125%	1/31/23	445,257	445,118
United States Treasury Note/Bond	1.750%	1/31/23	39,330	40,160
United States Treasury Note/Bond	2.375%	1/31/23	295,243	303,962
United States Treasury Note/Bond	1.375%	2/15/23	151,475	153,984
United States Treasury Note/Bond	2.000%	2/15/23	35,000	35,880
United States Treasury Note/Bond	0.125%	2/28/23	79,571	79,521
United States Treasury Note/Bond	1.500%	2/28/23	288,743	294,157
United States Treasury Note/Bond	2.625%	2/28/23	863,733	893,559
United States Treasury Note/Bond	0.125%	3/31/23	147,552	147,414
United States Treasury Note/Bond	1.500%	3/31/23	176,205	179,674
United States Treasury Note/Bond	2.500%	3/31/23	196,875	203,673
United States Treasury Note/Bond	0.250%	4/15/23	1,529,109	1,530,304
United States Treasury Note/Bond	0.125%	4/30/23	132,435	132,269
United States Treasury Note/Bond	1.625%	4/30/23	70,895	72,479
United States Treasury Note/Bond	2.750%	4/30/23	20,990	21,833
United States Treasury Note/Bond	0.125%	5/15/23	106,014	105,865
United States Treasury Note/Bond	1.750%	5/15/23	408,394	418,604
United States Treasury Note/Bond	0.125%	5/31/23	169,120	168,856
United States Treasury Note/Bond	1.625%	5/31/23	210,100	214,991
United States Treasury Note/Bond	2.750%	5/31/23	213,123	222,081
United States Treasury Note/Bond	0.250%	6/15/23	150,040	150,087
United States Treasury Note/Bond	0.125%	6/30/23	346,780	346,184
United States Treasury Note/Bond	1.375%	6/30/23	130,000	132,600
United States Treasury Note/Bond	2.625%	6/30/23	346,252	360,697
United States Treasury Note/Bond	0.125%	7/15/23	1,261,888	1,259,325
United States Treasury Note/Bond	0.125%	7/31/23	120,815	120,551

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.250%	7/31/23	71,965	73,281
United States Treasury Note/Bond	2.750%	7/31/23	165,108	172,641
United States Treasury Note/Bond	0.125%	8/15/23	233,135	232,589
United States Treasury Note/Bond	2.500%	8/15/23	339,900	354,133
United States Treasury Note/Bond	0.125%	8/31/23	64,135	63,965
United States Treasury Note/Bond	1.375%	8/31/23	204,880	209,202
United States Treasury Note/Bond	2.750%	8/31/23	244,140	255,699
United States Treasury Note/Bond	0.125%	9/15/23	399,685	398,498
United States Treasury Note/Bond	0.250%	9/30/23	255,119	254,919
United States Treasury Note/Bond	1.375%	9/30/23	118,075	120,639
United States Treasury Note/Bond	2.875%	9/30/23	358,829	377,275
United States Treasury Note/Bond	0.125%	10/15/23	320,725	319,622
United States Treasury Note/Bond	1.625%	10/31/23	10,000	10,272
United States Treasury Note/Bond	2.875%	10/31/23	154,185	162,400
United States Treasury Note/Bond	2.750%	11/15/23	413,762	435,097
United States Treasury Note/Bond	2.125%	11/30/23	851,850	884,992
United States Treasury Note/Bond	2.875%	11/30/23	117,469	123,930
United States Treasury Note/Bond	0.125%	12/15/23	433,960	431,926
United States Treasury Note/Bond	2.250%	12/31/23	53,392	55,678
United States Treasury Note/Bond	2.625%	12/31/23	167,648	176,188
United States Treasury Note/Bond	0.125%	1/15/24	496,850	494,210
United States Treasury Note/Bond	2.250%	1/31/24	214,680	224,106
United States Treasury Note/Bond	2.500%	1/31/24	319,655	335,538
United States Treasury Note/Bond	0.125%	2/15/24	531,940	528,948
United States Treasury Note/Bond	2.750%	2/15/24	339,076	358,203
United States Treasury Note/Bond	2.125%	2/29/24	303,995	316,725
United States Treasury Note/Bond	2.375%	2/29/24	333,228	349,160
United States Treasury Note/Bond	0.250%	3/15/24	350,030	348,827
United States Treasury Note/Bond	2.125%	3/31/24	2,412,255	2,515,153
United States Treasury Note/Bond	0.375%	4/15/24	209,790	209,593
United States Treasury Note/Bond	2.000%	4/30/24	95,635	99,520
United States Treasury Note/Bond	2.250%	4/30/24	316,585	331,425
United States Treasury Note/Bond	0.250%	5/15/24	442,935	440,790
United States Treasury Note/Bond	2.500%	5/15/24	445,309	469,384
United States Treasury Note/Bond	2.000%	5/31/24	514,913	536,073
United States Treasury Note/Bond	0.250%	6/15/24	502,039	499,215
United States Treasury Note/Bond	1.750%	6/30/24	263,738	273,051
United States Treasury Note/Bond	2.000%	6/30/24	231,596	241,330
United States Treasury Note/Bond	0.375%	7/15/24	528,852	527,365
United States Treasury Note/Bond	1.750%	7/31/24	262,309	271,736
United States Treasury Note/Bond	2.125%	7/31/24	196,531	205,621
United States Treasury Note/Bond	0.375%	8/15/24	349,605	348,403
United States Treasury Note/Bond	2.375%	8/15/24	844,102	889,473
United States Treasury Note/Bond	1.250%	8/31/24	215,108	219,780
United States Treasury Note/Bond	1.875%	8/31/24	323,785	336,635
United States Treasury Note/Bond	0.375%	9/15/24	532,440	530,111
United States Treasury Note/Bond	1.500%	9/30/24	220,815	227,301
United States Treasury Note/Bond	2.125%	9/30/24	325,369	340,875
United States Treasury Note/Bond	1.500%	10/31/24	277,844	286,006
United States Treasury Note/Bond	2.250%	10/31/24	287,110	302,094
United States Treasury Note/Bond	2.250%	11/15/24	516,923	544,223
United States Treasury Note/Bond	1.500%	11/30/24	149,822	154,223
United States Treasury Note/Bond	2.125%	11/30/24	215,565	226,107
United States Treasury Note/Bond	1.750%	12/31/24	139,095	144,333
United States Treasury Note/Bond	2.250%	12/31/24	222,194	234,067
United States Treasury Note/Bond	1.375%	1/31/25	198,815	203,847
United States Treasury Note/Bond	2.500%	1/31/25	441,295	468,876
United States Treasury Note/Bond	2.000%	2/15/25	298,865	312,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.125%	2/28/25	140,914	143,247
	United States Treasury Note/Bond	2.750%	2/28/25	174,840	187,352
	United States Treasury Note/Bond	2.625%	3/31/25	124,516	132,999
	United States Treasury Note/Bond	0.375%	4/30/25	95,118	94,078
	United States Treasury Note/Bond	2.875%	4/30/25	222,775	240,040
	United States Treasury Note/Bond	2.125%	5/15/25	744,630	782,792
	United States Treasury Note/Bond	0.250%	5/31/25	217,886	214,243
	United States Treasury Note/Bond	2.875%	5/31/25	346,735	373,932
	United States Treasury Note/Bond	0.250%	6/30/25	103,035	101,200
	United States Treasury Note/Bond	2.750%	6/30/25	119,750	128,694
	United States Treasury Note/Bond	0.250%	7/31/25	209,968	205,966
	United States Treasury Note/Bond	2.875%	7/31/25	127,915	138,188
	United States Treasury Note/Bond	2.000%	8/15/25	1,203,162	1,260,124
	United States Treasury Note/Bond	0.250%	8/31/25	265,785	260,386
	United States Treasury Note/Bond	2.750%	8/31/25	199,795	215,029
	United States Treasury Note/Bond	0.250%	9/30/25	166,345	162,810
	United States Treasury Note/Bond	3.000%	9/30/25	173,516	188,644
	United States Treasury Note/Bond	0.250%	10/31/25	196,995	192,501
	United States Treasury Note/Bond	3.000%	10/31/25	151,522	164,899
	United States Treasury Note/Bond	2.250%	11/15/25	507,400	536,734
	United States Treasury Note/Bond	0.375%	11/30/25	419,630	411,631
	United States Treasury Note/Bond	2.875%	11/30/25	183,217	198,562
	United States Treasury Note/Bond	0.375%	12/31/25	170,415	167,007
	United States Treasury Note/Bond	2.625%	12/31/25	222,585	239,070
	United States Treasury Note/Bond	0.375%	1/31/26	310,895	304,240
	United States Treasury Note/Bond	2.625%	1/31/26	170,870	183,685
	United States Treasury Note/Bond	1.625%	2/15/26	772,589	797,215
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	14,921
	United States Treasury Note/Bond	0.500%	2/28/26	1,627,502	1,600,038
	United States Treasury Note/Bond	2.500%	2/28/26	271,040	290,140
	United States Treasury Note/Bond	0.750%	3/31/26	297,255	295,211
	United States Treasury Note/Bond	2.250%	3/31/26	239,650	253,917
	United States Treasury Note/Bond	0.750%	4/30/26	288,013	285,853
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	268,404
	United States Treasury Note/Bond	1.625%	5/15/26	457,918	472,371
	United States Treasury Note/Bond	0.750%	5/31/26	499,095	494,884
	United States Treasury Note/Bond	2.125%	5/31/26	244,036	257,382
	United States Treasury Note/Bond	0.875%	6/30/26	688,959	686,483
	United States Treasury Note/Bond	1.875%	6/30/26	202,205	210,988
	United States Treasury Note/Bond	0.625%	7/31/26	646,833	636,524
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	195,280
	United States Treasury Note/Bond	1.500%	8/15/26	592,396	607,391
	United States Treasury Note/Bond	0.750%	8/31/26	498,310	493,015
	United States Treasury Note/Bond	1.375%	8/31/26	359,985	366,903
	United States Treasury Note/Bond	0.875%	9/30/26	647,575	644,135
	United States Treasury Note/Bond	1.625%	9/30/26	189,430	195,350
	United States Treasury Note/Bond	1.625%	10/31/26	171,385	176,687
	United States Treasury Note/Bond	2.000%	11/15/26	63,850	67,013
					49,309,301
Agency Bonds and Notes (2.5%)
[1]	AID-Israel	5.500%	9/18/23	4,300	4,733
[1]	AID-Israel	5.500%	12/4/23	8,000	8,883
[1]	AID-Israel	5.500%	4/26/24	12,058	13,594
[1]	AID-Jordan	3.000%	6/30/25	4,675	5,053
	Federal Farm Credit Banks	0.125%	11/23/22	20,050	20,042
	Federal Farm Credit Banks	0.125%	2/3/23	13,000	12,987
	Federal Farm Credit Banks	0.125%	4/13/23	35,100	35,049
	Federal Farm Credit Banks	0.125%	5/10/23	13,500	13,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,722
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,546
	Federal Farm Credit Banks	0.250%	2/26/24	20,100	20,035
[2]	Federal Home Loan Banks	2.000%	9/9/22	25	25
	Federal Home Loan Banks	0.125%	10/21/22	25,350	25,344
	Federal Home Loan Banks	1.375%	2/17/23	72,480	73,652
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,197
	Federal Home Loan Banks	0.125%	3/17/23	15,000	14,982
	Federal Home Loan Banks	0.125%	6/2/23	17,085	17,052
	Federal Home Loan Banks	0.125%	8/28/23	29,125	29,048
	Federal Home Loan Banks	2.500%	2/13/24	97,360	102,208
	Federal Home Loan Banks	2.875%	6/14/24	20,000	21,293
	Federal Home Loan Banks	1.500%	8/15/24	9,990	10,273
	Federal Home Loan Banks	5.375%	8/15/24	100	114
	Federal Home Loan Banks	2.875%	9/13/24	20,000	21,374
	Federal Home Loan Banks	0.500%	4/14/25	35,000	34,799
	Federal Home Loan Banks	0.375%	9/4/25	15,000	14,740
[3]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	146,180	146,533
[3]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	25,000	25,058
[2,3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,100	20,964
[3]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	46,000	46,009
[3]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	51,200	51,186
[3]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	40,300	40,273
[3]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	60,100	59,881
[3]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	43,100	43,033
[3]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	32,100	32,034
[3]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	20,100	20,699
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	55,050	54,207
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	60,000	59,064
[3]	Federal National Mortgage Assn.	1.375%	9/6/22	10,900	11,025
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	26,741
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	19,692
[3]	Federal National Mortgage Assn.	0.250%	5/22/23	86,250	86,279
[3]	Federal National Mortgage Assn.	0.250%	7/10/23	56,050	56,056
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	8,790	9,232
[3]	Federal National Mortgage Assn.	0.250%	11/27/23	53,800	53,714
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,830
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	15,722	16,261
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	189,615	201,183
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	50	52
[3]	Federal National Mortgage Assn.	1.625%	1/7/25	74,095	76,562
[3]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	35,651
[3]	Federal National Mortgage Assn.	0.500%	6/17/25	25,100	24,912
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	45,100	44,427
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	45,350	44,686
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	35,294
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	100	104
[2]	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,461
[2]	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,735
[2]	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,510
[2]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,191
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,412
	Tennessee Valley Authority	0.750%	5/15/25	7,050	7,060
[2]	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,442
					1,916,675
Total U.S. Government and Agency Obligations (Cost $50,928,243)					51,225,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (25.9%)
Communications (1.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,800	8,496
	Alphabet Inc.	3.375%	2/25/24	8,680	9,275
	Alphabet Inc.	0.450%	8/15/25	6,622	6,529
	Alphabet Inc.	1.998%	8/15/26	18,107	18,919
	AT&T Inc.	4.050%	12/15/23	4,510	4,859
	AT&T Inc.	0.900%	3/25/24	14,000	14,020
	AT&T Inc.	4.450%	4/1/24	9,238	10,010
	AT&T Inc.	3.950%	1/15/25	12,432	13,573
	AT&T Inc.	3.400%	5/15/25	29,150	31,426
	AT&T Inc.	3.600%	7/15/25	4,275	4,641
	AT&T Inc.	4.125%	2/17/26	15,846	17,681
	AT&T Inc.	1.700%	3/25/26	28,787	29,160
	Baidu Inc.	3.500%	11/28/22	7,195	7,413
	Baidu Inc.	3.875%	9/29/23	4,950	5,227
	Baidu Inc.	4.375%	5/14/24	6,093	6,596
	Baidu Inc.	3.075%	4/7/25	8,662	9,088
	Baidu Inc.	4.125%	6/30/25	3,500	3,820
	Booking Holdings Inc.	2.750%	3/15/23	10,968	11,329
	Booking Holdings Inc.	3.650%	3/15/25	7,925	8,600
	Booking Holdings Inc.	3.600%	6/1/26	11,990	13,194
	British Telecommunications plc	4.500%	12/4/23	5,282	5,699
[2]	Charter Communications Operating LLC	4.500%	2/1/24	13,226	14,306
	Charter Communications Operating LLC	4.908%	7/23/25	48,737	54,785
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	11,361	12,522
	Comcast Corp.	3.600%	3/1/24	10,547	11,310
	Comcast Corp.	3.700%	4/15/24	19,203	20,651
	Comcast Corp.	3.375%	2/15/25	8,236	8,865
	Comcast Corp.	3.100%	4/1/25	11,275	12,062
	Comcast Corp.	3.375%	8/15/25	9,759	10,577
	Comcast Corp.	3.950%	10/15/25	24,899	27,630
	Comcast Corp.	3.150%	3/1/26	14,401	15,561
	Discovery Communications LLC	2.950%	3/20/23	7,715	7,980
	Discovery Communications LLC	3.800%	3/13/24	2,485	2,649
	Discovery Communications LLC	3.900%	11/15/24	4,799	5,194
	Discovery Communications LLC	3.450%	3/15/25	3,952	4,221
	Discovery Communications LLC	3.950%	6/15/25	3,548	3,867
	Discovery Communications LLC	4.900%	3/11/26	8,620	9,799
	Electronic Arts Inc.	4.800%	3/1/26	3,400	3,872
	Expedia Group Inc.	3.600%	12/15/23	3,123	3,305
	Expedia Group Inc.	4.500%	8/15/24	6,329	6,874
	Expedia Group Inc.	5.000%	2/15/26	7,928	8,954
	Fox Corp.	4.030%	1/25/24	13,096	14,047
	Fox Corp.	3.050%	4/7/25	10,093	10,745
	Grupo Televisa SAB	6.625%	3/18/25	2,160	2,521
	Grupo Televisa SAB	4.625%	1/30/26	2,687	2,969
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	1,826	1,972
	Omnicom Group Inc.	3.650%	11/1/24	6,088	6,569
	Omnicom Group Inc.	3.600%	4/15/26	13,815	15,128
	Rogers Communications Inc.	3.000%	3/15/23	1,000	1,030
	Rogers Communications Inc.	4.100%	10/1/23	9,079	9,628
	Rogers Communications Inc.	3.625%	12/15/25	7,221	7,871
	TCI Communications Inc.	7.875%	2/15/26	5,100	6,496
	Thomson Reuters Corp.	4.300%	11/23/23	6,240	6,675
	Thomson Reuters Corp.	3.350%	5/15/26	3,300	3,566
	Time Warner Entertainment Co. LP	8.375%	3/15/23	14,871	16,513
	T-Mobile USA Inc.	3.500%	4/15/25	30,057	32,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	1.500%	2/15/26	9,458	9,493
[2]	TWDC Enterprises 18 Corp.	2.350%	12/1/22	7,165	7,330
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,596	8,200
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	8,371	9,010
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	11,257	11,574
	Verizon Communications Inc.	3.376%	2/15/25	11,000	11,882
	Verizon Communications Inc.	0.850%	11/20/25	14,732	14,585
	Verizon Communications Inc.	1.450%	3/20/26	15,675	15,820
	Verizon Communications Inc.	2.625%	8/15/26	18,534	19,612
	ViacomCBS Inc.	3.875%	4/1/24	5,619	5,997
	ViacomCBS Inc.	3.700%	8/15/24	6,872	7,380
	ViacomCBS Inc.	3.500%	1/15/25	5,962	6,385
	ViacomCBS Inc.	4.750%	5/15/25	14,532	16,309
	ViacomCBS Inc.	4.000%	1/15/26	7,450	8,210
	Vodafone Group plc	3.750%	1/16/24	11,473	12,300
	Vodafone Group plc	4.125%	5/30/25	14,212	15,725
	Walt Disney Co.	1.750%	8/30/24	11,795	12,163
	Walt Disney Co.	3.700%	9/15/24	6,872	7,433
	Walt Disney Co.	3.350%	3/24/25	14,960	16,145
	Walt Disney Co.	3.700%	10/15/25	7,223	7,909
	Walt Disney Co.	1.750%	1/13/26	14,909	15,294
	Weibo Corp.	3.500%	7/5/24	7,275	7,603
	WPP Finance 2010	3.750%	9/19/24	5,993	6,503
					875,488
Consumer Discretionary (1.6%)
	Alibaba Group Holding Ltd.	2.800%	6/6/23	3,250	3,358
	Alibaba Group Holding Ltd.	3.600%	11/28/24	22,226	23,851
	Amazon.com Inc.	3.300%	12/5/21	9,069	9,069
	Amazon.com Inc.	2.500%	11/29/22	8,453	8,623
	Amazon.com Inc.	2.400%	2/22/23	10,125	10,404
	Amazon.com Inc.	0.250%	5/12/23	11,471	11,466
	Amazon.com Inc.	0.400%	6/3/23	11,575	11,601
	Amazon.com Inc.	0.450%	5/12/24	22,350	22,308
	Amazon.com Inc.	2.800%	8/22/24	24,280	25,735
	Amazon.com Inc.	3.800%	12/5/24	3,687	4,024
	Amazon.com Inc.	0.800%	6/3/25	11,950	11,929
	Amazon.com Inc.	5.200%	12/3/25	4,054	4,710
	Amazon.com Inc.	1.000%	5/12/26	23,950	23,926
[2]	American Honda Finance Corp.	0.400%	10/21/22	3,125	3,129
[2]	American Honda Finance Corp.	2.600%	11/16/22	8,441	8,651
[2]	American Honda Finance Corp.	2.050%	1/10/23	6,949	7,102
[2]	American Honda Finance Corp.	1.950%	5/10/23	6,778	6,943
[2]	American Honda Finance Corp.	0.875%	7/7/23	11,990	12,092
[2]	American Honda Finance Corp.	3.450%	7/14/23	4,618	4,862
[2]	American Honda Finance Corp.	0.650%	9/8/23	6,000	6,024
[2]	American Honda Finance Corp.	3.625%	10/10/23	2,720	2,891
[2]	American Honda Finance Corp.	3.550%	1/12/24	2,700	2,878
[2]	American Honda Finance Corp.	2.900%	2/16/24	8,165	8,596
[2]	American Honda Finance Corp.	2.400%	6/27/24	11,470	11,983
[2]	American Honda Finance Corp.	0.550%	7/12/24	8,724	8,678
[2]	American Honda Finance Corp.	2.150%	9/10/24	6,003	6,242
[2]	American Honda Finance Corp.	1.200%	7/8/25	4,900	4,926
[2]	American Honda Finance Corp.	1.000%	9/10/25	4,525	4,503
	Aptiv Corp.	4.150%	3/15/24	5,292	5,684
	Aptiv plc	4.250%	1/15/26	4,021	4,488
	AutoNation Inc.	3.500%	11/15/24	3,422	3,661
	AutoNation Inc.	4.500%	10/1/25	3,229	3,586
	AutoZone Inc.	2.875%	1/15/23	8,739	8,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	3.125%	7/15/23	1,000	1,042
	AutoZone Inc.	3.125%	4/18/24	7,650	8,090
	AutoZone Inc.	3.250%	4/15/25	1,772	1,894
	AutoZone Inc.	3.625%	4/15/25	6,718	7,279
	AutoZone Inc.	3.125%	4/21/26	3,576	3,852
	BorgWarner Inc.	3.375%	3/15/25	3,980	4,263
	Brunswick Corp.	0.850%	8/18/24	2,725	2,724
[4]	Daimler Finance North America LLC	0.750%	3/1/24	3,000	3,000
	DR Horton Inc.	4.750%	2/15/23	4,075	4,262
	DR Horton Inc.	5.750%	8/15/23	100	108
	DR Horton Inc.	2.500%	10/15/24	5,455	5,714
	DR Horton Inc.	2.600%	10/15/25	6,450	6,775
	eBay Inc.	2.750%	1/30/23	8,634	8,884
	eBay Inc.	3.450%	8/1/24	5,267	5,630
	eBay Inc.	1.900%	3/11/25	9,325	9,601
	eBay Inc.	1.400%	5/10/26	6,025	6,042
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	5,018	5,337
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,517	4,944
	General Motors Co.	4.875%	10/2/23	10,002	10,808
	General Motors Co.	5.400%	10/2/23	3,613	3,941
	General Motors Co.	4.000%	4/1/25	5,517	6,002
	General Motors Co.	6.125%	10/1/25	22,747	26,661
	General Motors Financial Co. Inc.	3.250%	1/5/23	6,340	6,538
	General Motors Financial Co. Inc.	3.700%	5/9/23	13,783	14,386
	General Motors Financial Co. Inc.	4.250%	5/15/23	7,521	7,948
	General Motors Financial Co. Inc.	4.150%	6/19/23	21,239	22,442
	General Motors Financial Co. Inc.	1.700%	8/18/23	8,250	8,408
	General Motors Financial Co. Inc.	5.100%	1/17/24	9,245	10,087
	General Motors Financial Co. Inc.	1.050%	3/8/24	3,225	3,239
	General Motors Financial Co. Inc.	3.950%	4/13/24	10,920	11,670
	General Motors Financial Co. Inc.	3.500%	11/7/24	7,096	7,584
	General Motors Financial Co. Inc.	4.000%	1/15/25	12,561	13,586
	General Motors Financial Co. Inc.	2.900%	2/26/25	18,600	19,511
	General Motors Financial Co. Inc.	4.350%	4/9/25	2,415	2,651
	General Motors Financial Co. Inc.	2.750%	6/20/25	12,010	12,560
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,016	4,400
	General Motors Financial Co. Inc.	1.250%	1/8/26	8,091	7,994
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,372	14,137
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,050	8,003
	Harley-Davidson Inc.	3.500%	7/28/25	4,799	5,121
	Hasbro Inc.	3.000%	11/19/24	2,391	2,532
	Home Depot Inc.	2.700%	4/1/23	8,268	8,523
	Home Depot Inc.	3.750%	2/15/24	7,272	7,770
	Home Depot Inc.	3.350%	9/15/25	10,264	11,150
	Home Depot Inc.	3.000%	4/1/26	11,776	12,706
	Home Depot Inc.	2.125%	9/15/26	5,190	5,431
	Hyatt Hotels Corp.	3.375%	7/15/23	2,700	2,802
[5]	Hyatt Hotels Corp.	1.300%	10/1/23	4,000	4,005
[5]	Hyatt Hotels Corp.	1.800%	10/1/24	3,000	3,007
	Hyatt Hotels Corp.	5.375%	4/23/25	4,027	4,498
	Hyatt Hotels Corp.	4.850%	3/15/26	3,927	4,366
	JD.com Inc.	3.875%	4/29/26	2,539	2,750
	Kohl's Corp.	4.250%	7/17/25	623	676
	Las Vegas Sands Corp.	3.200%	8/8/24	14,790	15,185
	Las Vegas Sands Corp.	2.900%	6/25/25	5,111	5,136
	Las Vegas Sands Corp.	3.500%	8/18/26	7,430	7,606
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,076
	Lennar Corp.	4.750%	11/15/22	4,800	4,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lennar Corp.	4.875%	12/15/23	7,077	7,641
	Lennar Corp.	4.500%	4/30/24	10,213	11,050
	Lennar Corp.	5.875%	11/15/24	5,178	5,829
	Lennar Corp.	4.750%	5/30/25	7,037	7,838
	Lennar Corp.	5.250%	6/1/26	1,325	1,522
	Lowe's Cos. Inc.	3.875%	9/15/23	3,879	4,106
	Lowe's Cos. Inc.	3.125%	9/15/24	3,891	4,138
	Lowe's Cos. Inc.	4.000%	4/15/25	5,078	5,566
	Lowe's Cos. Inc.	3.375%	9/15/25	8,421	9,116
	Lowe's Cos. Inc.	2.500%	4/15/26	15,490	16,341
	Magna International Inc.	3.625%	6/15/24	7,380	7,927
	Magna International Inc.	4.150%	10/1/25	1,427	1,581
	Marriott International Inc.	3.250%	9/15/22	3,804	3,870
	Marriott International Inc.	2.125%	10/3/22	2,450	2,480
[2]	Marriott International Inc.	4.150%	12/1/23	2,050	2,184
	Marriott International Inc.	3.600%	4/15/24	7,232	7,693
	Marriott International Inc.	3.750%	3/15/25	2,193	2,347
[2]	Marriott International Inc.	5.750%	5/1/25	1,020	1,168
	Marriott International Inc.	3.750%	10/1/25	5,977	6,443
[2]	Marriott International Inc.	3.125%	6/15/26	3,394	3,627
[2]	McDonald's Corp.	3.350%	4/1/23	11,450	11,928
[2]	McDonald's Corp.	3.375%	5/26/25	5,910	6,363
[2]	McDonald's Corp.	3.300%	7/1/25	11,495	12,376
[2]	McDonald's Corp.	1.450%	9/1/25	6,621	6,719
[2]	McDonald's Corp.	3.700%	1/30/26	6,686	7,352
	Mohawk Industries Inc.	3.850%	2/1/23	4,700	4,871
	NIKE Inc.	2.250%	5/1/23	1,900	1,950
	NIKE Inc.	2.400%	3/27/25	11,040	11,596
	O'Reilly Automotive Inc.	3.850%	6/15/23	6,933	7,267
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,385	3,705
	Owens Corning	4.200%	12/1/24	2,844	3,095
	Owens Corning	3.400%	8/15/26	2,487	2,686
	PulteGroup Inc.	5.500%	3/1/26	4,339	5,033
	PVH Corp.	4.625%	7/10/25	4,285	4,717
	Ralph Lauren Corp.	3.750%	9/15/25	3,381	3,703
	Ross Stores Inc.	4.600%	4/15/25	6,104	6,811
	Ross Stores Inc.	0.875%	4/15/26	4,251	4,174
	Sands China Ltd.	5.125%	8/8/25	14,416	15,520
	Sands China Ltd.	3.800%	1/8/26	6,021	6,204
	Stanley Black & Decker Inc.	3.400%	3/1/26	6,478	7,067
[2]	Stanley Black & Decker Inc.	4.000%	3/15/60	3,321	3,557
	Starbucks Corp.	3.100%	3/1/23	9,906	10,262
	Starbucks Corp.	3.850%	10/1/23	6,468	6,853
	Starbucks Corp.	3.800%	8/15/25	10,897	11,948
	Starbucks Corp.	2.450%	6/15/26	237	249
	Stellantis NV	5.250%	4/15/23	11,808	12,621
	Tapestry Inc.	4.250%	4/1/25	5,066	5,483
	TJX Cos. Inc.	2.500%	5/15/23	8,094	8,336
	TJX Cos. Inc.	2.250%	9/15/26	6,971	7,326
	Toyota Motor Corp.	3.419%	7/20/23	10,859	11,458
	Toyota Motor Corp.	0.681%	3/25/24	11,815	11,831
	Toyota Motor Corp.	2.358%	7/2/24	3,660	3,830
	Toyota Motor Corp.	1.339%	3/25/26	9,107	9,168
[2]	Toyota Motor Credit Corp.	0.350%	10/14/22	7,750	7,761
[2]	Toyota Motor Credit Corp.	2.625%	1/10/23	2,592	2,669
[2]	Toyota Motor Credit Corp.	2.700%	1/11/23	8,296	8,547
[2]	Toyota Motor Credit Corp.	2.900%	3/30/23	4,998	5,192
[2]	Toyota Motor Credit Corp.	0.400%	4/6/23	10,969	10,989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Motor Credit Corp.	0.500%	8/14/23	11,818	11,849
[2]	Toyota Motor Credit Corp.	1.350%	8/25/23	6,640	6,762
[2]	Toyota Motor Credit Corp.	3.450%	9/20/23	3,105	3,289
[2]	Toyota Motor Credit Corp.	2.250%	10/18/23	5,362	5,560
[2]	Toyota Motor Credit Corp.	0.450%	1/11/24	8,766	8,745
[2]	Toyota Motor Credit Corp.	2.900%	4/17/24	4,719	4,987
[2]	Toyota Motor Credit Corp.	0.500%	6/18/24	9,831	9,785
	Toyota Motor Credit Corp.	0.625%	9/13/24	10,000	9,979
[2]	Toyota Motor Credit Corp.	1.800%	2/13/25	29,165	29,946
[2]	Toyota Motor Credit Corp.	3.000%	4/1/25	14,946	15,932
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	7,175	7,083
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,734	7,617
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,575	9,515
	VF Corp.	2.400%	4/23/25	6,291	6,551
	Whirlpool Corp.	4.700%	6/1/22	2,248	2,310
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,341
	Whirlpool Corp.	3.700%	5/1/25	2,450	2,658
[2]	Yale University	0.873%	4/15/25	5,216	5,234
					1,252,021
Consumer Staples (1.4%)
	Altria Group Inc.	4.000%	1/31/24	10,106	10,866
	Altria Group Inc.	3.800%	2/14/24	7,040	7,521
	Altria Group Inc.	2.350%	5/6/25	10,625	11,010
	Altria Group Inc.	4.400%	2/14/26	11,343	12,717
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	35,565	39,026
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	5,600	6,143
	Archer-Daniels-Midland Co.	2.500%	8/11/26	5,786	6,157
	BAT Capital Corp.	3.222%	8/15/24	15,691	16,641
	BAT Capital Corp.	2.789%	9/6/24	15,120	15,900
	BAT Capital Corp.	3.215%	9/6/26	3,998	4,262
	BAT International Finance plc	1.668%	3/25/26	15,882	15,890
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,780
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,600	7,136
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	3,320	3,357
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	9,879	10,635
	Campbell Soup Co.	3.650%	3/15/23	5,809	6,061
	Campbell Soup Co.	3.950%	3/15/25	16,168	17,619
	Campbell Soup Co.	3.300%	3/19/25	3,550	3,794
	Church & Dwight Co. Inc.	2.875%	10/1/22	3,000	3,072
	Clorox Co.	3.500%	12/15/24	4,577	4,951
	Coca-Cola Co.	1.750%	9/6/24	8,363	8,672
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,912
[2]	Colgate-Palmolive Co.	2.250%	11/15/22	8,754	8,951
[2]	Colgate-Palmolive Co.	2.100%	5/1/23	2,150	2,211
[2]	Colgate-Palmolive Co.	3.250%	3/15/24	4,390	4,691
	Conagra Brands Inc.	3.250%	9/15/22	4,000	4,104
	Conagra Brands Inc.	0.500%	8/11/23	4,000	4,000
	Conagra Brands Inc.	4.300%	5/1/24	14,586	15,830
	Conagra Brands Inc.	4.600%	11/1/25	10,073	11,320
	Constellation Brands Inc.	3.200%	2/15/23	8,943	9,257
	Constellation Brands Inc.	4.250%	5/1/23	13,539	14,321
	Constellation Brands Inc.	4.750%	11/15/24	8,216	9,150
	Constellation Brands Inc.	4.400%	11/15/25	6,425	7,192
	Constellation Brands Inc.	4.750%	12/1/25	3,847	4,381
	Constellation Brands Inc.	3.700%	12/6/26	5,000	5,523
	Costco Wholesale Corp.	2.750%	5/18/24	6,362	6,714
	Diageo Capital plc	2.625%	4/29/23	12,699	13,083
	Diageo Capital plc	3.500%	9/18/23	2,300	2,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	2.125%	10/24/24	8,125	8,463
	Diageo Capital plc	1.375%	9/29/25	8,404	8,495
	Dollar General Corp.	3.250%	4/15/23	12,025	12,468
	Dollar General Corp.	4.150%	11/1/25	6,104	6,766
	Dollar Tree Inc.	3.700%	5/15/23	10,609	11,121
	Dollar Tree Inc.	4.000%	5/15/25	7,004	7,657
	Estee Lauder Cos. Inc.	2.000%	12/1/24	5,442	5,669
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	2,320	2,396
	General Mills Inc.	2.600%	10/12/22	5,770	5,892
	General Mills Inc.	3.700%	10/17/23	15,678	16,643
	General Mills Inc.	3.650%	2/15/24	1,448	1,539
	General Mills Inc.	4.000%	4/17/25	545	598
	Hershey Co.	2.625%	5/1/23	1,250	1,288
	Hershey Co.	3.375%	5/15/23	3,543	3,708
	Hershey Co.	2.050%	11/15/24	3,732	3,888
	Hershey Co.	0.900%	6/1/25	3,250	3,247
	Hershey Co.	3.200%	8/21/25	3,275	3,529
	Hormel Foods Corp.	0.650%	6/3/24	6,525	6,530
	J M Smucker Co.	3.500%	3/15/25	9,315	10,067
	Kellogg Co.	2.650%	12/1/23	5,129	5,366
	Kellogg Co.	3.250%	4/1/26	2,801	3,035
	Keurig Dr Pepper Inc.	4.057%	5/25/23	8,020	8,478
	Keurig Dr Pepper Inc.	3.130%	12/15/23	8,194	8,635
	Keurig Dr Pepper Inc.	0.750%	3/15/24	10,000	10,007
	Keurig Dr Pepper Inc.	4.417%	5/25/25	9,430	10,478
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,859	3,099
	Keurig Dr Pepper Inc.	2.550%	9/15/26	354	374
	Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,732
	Kimberly-Clark Corp.	3.050%	8/15/25	2,290	2,467
	Kimberly-Clark Corp.	2.750%	2/15/26	3,101	3,333
	Kroger Co.	3.850%	8/1/23	7,050	7,430
	Kroger Co.	4.000%	2/1/24	2,850	3,046
	Kroger Co.	3.500%	2/1/26	2,648	2,897
	McCormick & Co. Inc.	3.150%	8/15/24	8,037	8,548
	McCormick & Co. Inc.	0.900%	2/15/26	6,185	6,082
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,275	12,541
	Molson Coors Beverage Co.	3.000%	7/15/26	17,448	18,655
[4]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	7,925	8,067
	Mondelez International Inc.	1.500%	5/4/25	7,427	7,528
	PepsiCo Inc.	2.750%	3/1/23	14,448	14,959
	PepsiCo Inc.	0.750%	5/1/23	14,811	14,927
	PepsiCo Inc.	3.600%	3/1/24	5,865	6,256
	PepsiCo Inc.	2.250%	3/19/25	19,641	20,500
	PepsiCo Inc.	2.750%	4/30/25	8,259	8,774
	PepsiCo Inc.	3.500%	7/17/25	6,838	7,446
	PepsiCo Inc.	2.850%	2/24/26	5,171	5,547
	PepsiCo Inc.	2.375%	10/6/26	5,000	5,302
	Philip Morris International Inc.	2.500%	11/2/22	8,298	8,478
	Philip Morris International Inc.	2.625%	3/6/23	5,604	5,791
	Philip Morris International Inc.	1.125%	5/1/23	9,546	9,667
	Philip Morris International Inc.	2.125%	5/10/23	5,122	5,250
	Philip Morris International Inc.	3.600%	11/15/23	5,625	5,995
	Philip Morris International Inc.	2.875%	5/1/24	3,975	4,193
	Philip Morris International Inc.	3.250%	11/10/24	2,798	3,006
	Philip Morris International Inc.	1.500%	5/1/25	9,842	9,987
	Philip Morris International Inc.	3.375%	8/11/25	5,251	5,673
	Philip Morris International Inc.	2.750%	2/25/26	7,525	7,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	0.875%	5/1/26	3,717	3,650
	Procter & Gamble Co.	3.100%	8/15/23	10,368	10,908
	Procter & Gamble Co.	0.550%	10/29/25	7,133	7,028
	Procter & Gamble Co.	2.700%	2/2/26	7,326	7,837
	Reynolds American Inc.	4.850%	9/15/23	5,430	5,879
	Reynolds American Inc.	4.450%	6/12/25	23,736	26,167
	Sysco Corp.	3.550%	3/15/25	3,074	3,323
	Sysco Corp.	5.650%	4/1/25	8,620	9,909
	Sysco Corp.	3.750%	10/1/25	6,896	7,541
	Sysco Corp.	3.300%	7/15/26	5,551	5,997
	Target Corp.	3.500%	7/1/24	3,455	3,730
	Target Corp.	2.250%	4/15/25	15,898	16,587
	Target Corp.	2.500%	4/15/26	11,062	11,810
	Tyson Foods Inc.	3.900%	9/28/23	2,941	3,130
	Tyson Foods Inc.	3.950%	8/15/24	17,669	19,083
	Unilever Capital Corp.	3.125%	3/22/23	3,615	3,758
	Unilever Capital Corp.	0.375%	9/14/23	2,461	2,462
	Unilever Capital Corp.	3.250%	3/7/24	8,215	8,726
	Unilever Capital Corp.	2.600%	5/5/24	5,300	5,561
	Unilever Capital Corp.	0.626%	8/12/24	2,750	2,753
	Unilever Capital Corp.	3.375%	3/22/25	3,843	4,148
	Unilever Capital Corp.	3.100%	7/30/25	5,175	5,580
	Unilever Capital Corp.	2.000%	7/28/26	7,277	7,559
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	7,510	8,135
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,524	14,660
	Walmart Inc.	2.350%	12/15/22	13,900	14,220
	Walmart Inc.	2.550%	4/11/23	7,914	8,146
	Walmart Inc.	3.400%	6/26/23	16,063	16,888
	Walmart Inc.	3.300%	4/22/24	12,475	13,292
	Walmart Inc.	2.850%	7/8/24	15,475	16,401
	Walmart Inc.	2.650%	12/15/24	14,096	14,947
	Walmart Inc.	3.550%	6/26/25	17,628	19,256
	Walmart Inc.	3.050%	7/8/26	5,720	6,221
	Walmart Inc.	1.050%	9/17/26	4,000	3,996
					1,062,063
Energy (1.9%)
	Baker Hughes a GE Co. LLC	2.773%	12/15/22	16,239	16,681
	Boardwalk Pipelines LP	3.375%	2/1/23	3,428	3,524
	Boardwalk Pipelines LP	4.950%	12/15/24	3,443	3,814
	Boardwalk Pipelines LP	5.950%	6/1/26	9,355	10,954
	BP Capital Markets America Inc.	2.937%	4/6/23	9,612	9,973
[2]	BP Capital Markets America Inc.	2.750%	5/10/23	15,644	16,235
[2]	BP Capital Markets America Inc.	3.216%	11/28/23	8,887	9,367
	BP Capital Markets America Inc.	3.790%	2/6/24	4,365	4,672
[2]	BP Capital Markets America Inc.	3.224%	4/14/24	7,724	8,192
	BP Capital Markets America Inc.	3.194%	4/6/25	8,625	9,227
	BP Capital Markets America Inc.	3.796%	9/21/25	8,846	9,724
	BP Capital Markets America Inc.	3.410%	2/11/26	6,225	6,786
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	14,579	15,752
	BP Capital Markets plc	2.500%	11/6/22	20,970	21,478
	BP Capital Markets plc	3.994%	9/26/23	2,451	2,622
	BP Capital Markets plc	3.814%	2/10/24	6,261	6,721
	BP Capital Markets plc	3.535%	11/4/24	13,446	14,537
	BP Capital Markets plc	3.506%	3/17/25	5,000	5,416
	Canadian Natural Resources Ltd.	2.950%	1/15/23	14,587	15,012
	Canadian Natural Resources Ltd.	3.800%	4/15/24	1,206	1,284
	Canadian Natural Resources Ltd.	3.900%	2/1/25	5,720	6,187
	Canadian Natural Resources Ltd.	2.050%	7/15/25	7,650	7,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	5.375%	7/15/25	9,586	10,853
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	15,499	17,512
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	15,266	17,242
	Chevron Corp.	2.355%	12/5/22	15,087	15,379
	Chevron Corp.	1.141%	5/11/23	13,375	13,555
	Chevron Corp.	2.566%	5/16/23	6,392	6,596
	Chevron Corp.	3.191%	6/24/23	14,497	15,110
	Chevron Corp.	2.895%	3/3/24	10,344	10,907
	Chevron Corp.	1.554%	5/11/25	22,441	22,944
	Chevron Corp.	2.954%	5/16/26	10,625	11,449
	Chevron USA Inc.	0.426%	8/11/23	7,275	7,291
	Chevron USA Inc.	3.900%	11/15/24	6,230	6,804
	Chevron USA Inc.	0.687%	8/12/25	8,543	8,450
	Cimarex Energy Co.	4.375%	6/1/24	7,267	7,835
	CNOOC Finance 2014 ULC	4.250%	4/30/24	300	324
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	1,400	1,462
	Columbia Pipeline Group Inc.	4.500%	6/1/25	6,998	7,769
	ConocoPhillips Co.	3.350%	11/15/24	1,500	1,612
	ConocoPhillips Co.	3.350%	5/15/25	1,388	1,477
	ConocoPhillips Co.	4.950%	3/15/26	9,544	10,972
[4]	Devon Energy Corp.	5.250%	9/15/24	5,925	6,556
	Devon Energy Corp.	5.850%	12/15/25	2,625	3,038
	Diamondback Energy Inc.	0.900%	3/24/23	5,000	5,000
	Diamondback Energy Inc.	2.875%	12/1/24	10,669	11,193
	Diamondback Energy Inc.	4.750%	5/31/25	6,148	6,861
	Enable Midstream Partners LP	3.900%	5/15/24	5,211	5,533
	Enbridge Energy Partners LP	5.875%	10/15/25	6,522	7,600
	Enbridge Inc.	4.000%	10/1/23	5,647	5,977
[5]	Enbridge Inc.	0.550%	10/4/23	2,470	2,472
	Enbridge Inc.	3.500%	6/10/24	6,600	7,036
	Enbridge Inc.	2.500%	1/15/25	3,811	3,969
[5]	Enbridge Inc.	1.600%	10/4/26	1,000	1,004
	Energy Transfer LP	5.000%	10/1/22	4,800	4,955
	Energy Transfer LP	3.450%	1/15/23	1,645	1,691
	Energy Transfer LP	3.600%	2/1/23	9,711	10,009
[2]	Energy Transfer LP	4.250%	3/15/23	3,778	3,937
[2]	Energy Transfer LP	4.200%	9/15/23	3,460	3,674
	Energy Transfer LP	4.500%	11/1/23	8,589	9,147
[2]	Energy Transfer LP	5.875%	1/15/24	13,865	15,222
	Energy Transfer LP	4.900%	2/1/24	3,590	3,868
	Energy Transfer LP	4.250%	4/1/24	2,949	3,154
	Energy Transfer LP	4.500%	4/15/24	6,545	7,082
	Energy Transfer LP	4.050%	3/15/25	6,269	6,765
	Energy Transfer LP	2.900%	5/15/25	9,243	9,697
	Energy Transfer LP	5.950%	12/1/25	6,033	6,994
	Energy Transfer LP	4.750%	1/15/26	7,068	7,897
	Energy Transfer LP	3.900%	7/15/26	5,050	5,525
	Enterprise Products Operating LLC	3.350%	3/15/23	13,712	14,200
	Enterprise Products Operating LLC	3.900%	2/15/24	6,905	7,370
	Enterprise Products Operating LLC	3.750%	2/15/25	18,995	20,599
	Enterprise Products Operating LLC	3.700%	2/15/26	463	509
	EOG Resources Inc.	2.625%	3/15/23	10,842	11,138
	EOG Resources Inc.	3.150%	4/1/25	6,195	6,617
	EOG Resources Inc.	4.150%	1/15/26	6,150	6,863
	Exxon Mobil Corp.	2.726%	3/1/23	14,063	14,487
	Exxon Mobil Corp.	1.571%	4/15/23	19,852	20,236
	Exxon Mobil Corp.	3.176%	3/15/24	8,650	9,159
	Exxon Mobil Corp.	2.019%	8/16/24	10,632	11,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	2.709%	3/6/25	9,760	10,291
	Exxon Mobil Corp.	2.992%	3/19/25	38,335	40,889
	Exxon Mobil Corp.	3.043%	3/1/26	18,377	19,830
	Halliburton Co.	3.500%	8/1/23	4,474	4,686
	Halliburton Co.	3.800%	11/15/25	7,524	8,239
[2]	Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,856
	Hess Corp.	3.500%	7/15/24	2,800	2,961
	HollyFrontier Corp.	2.625%	10/1/23	1,515	1,565
	HollyFrontier Corp.	5.875%	4/1/26	9,433	10,819
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,837	9,135
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	4,408	4,621
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,500	5,882
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,026	10,823
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,983	6,508
	Kinder Morgan Inc.	3.150%	1/15/23	10,164	10,496
	Kinder Morgan Inc.	4.300%	6/1/25	6,729	7,432
	Magellan Midstream Partners LP	5.000%	3/1/26	5,225	5,956
	Marathon Petroleum Corp.	4.500%	5/1/23	12,420	13,127
	Marathon Petroleum Corp.	4.750%	12/15/23	8,272	8,937
	Marathon Petroleum Corp.	3.625%	9/15/24	6,707	7,195
	Marathon Petroleum Corp.	4.700%	5/1/25	22,089	24,655
	MPLX LP	3.500%	12/1/22	6,518	6,724
	MPLX LP	3.375%	3/15/23	9,106	9,451
	MPLX LP	4.500%	7/15/23	13,495	14,285
	MPLX LP	4.875%	12/1/24	8,826	9,776
	MPLX LP	4.000%	2/15/25	7,975	8,649
	MPLX LP	4.875%	6/1/25	9,401	10,493
	MPLX LP	1.750%	3/1/26	8,876	8,930
	ONEOK Inc.	7.500%	9/1/23	5,199	5,781
	ONEOK Inc.	2.750%	9/1/24	2,822	2,958
	ONEOK Inc.	5.850%	1/15/26	2,555	3,000
	ONEOK Partners LP	3.375%	10/1/22	6,459	6,594
	ONEOK Partners LP	5.000%	9/15/23	4,695	5,027
	ONEOK Partners LP	4.900%	3/15/25	11,805	13,102
	Phillips 66	3.700%	4/6/23	3,250	3,404
	Phillips 66	0.900%	2/15/24	3,000	3,000
	Phillips 66	3.850%	4/9/25	15,625	17,026
	Phillips 66	1.300%	2/15/26	1,335	1,328
	Phillips 66 Partners LP	2.450%	12/15/24	3,250	3,373
	Phillips 66 Partners LP	3.605%	2/15/25	3,675	3,931
	Pioneer Natural Resources Co.	0.550%	5/15/23	4,268	4,271
	Pioneer Natural Resources Co.	0.750%	1/15/24	5,700	5,692
	Pioneer Natural Resources Co.	1.125%	1/15/26	6,315	6,238
	Plains All American Pipeline LP	2.850%	1/31/23	3,300	3,373
	Plains All American Pipeline LP	3.850%	10/15/23	7,121	7,489
	Plains All American Pipeline LP	3.600%	11/1/24	8,515	9,075
	Plains All American Pipeline LP	4.650%	10/15/25	15,366	17,026
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,200	9,777
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	22,855	25,450
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	13,763	15,618
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	11,368	13,369
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,357	5,416
	Schlumberger Investment SA	3.650%	12/1/23	14,410	15,277
	Shell International Finance BV	2.250%	1/6/23	6,659	6,824
	Shell International Finance BV	3.400%	8/12/23	9,171	9,687
	Shell International Finance BV	0.375%	9/15/23	6,313	6,321
	Shell International Finance BV	3.500%	11/13/23	2,320	2,466
	Shell International Finance BV	2.000%	11/7/24	13,110	13,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	2.375%	4/6/25	12,900	13,489
	Shell International Finance BV	3.250%	5/11/25	21,252	22,964
	Shell International Finance BV	2.875%	5/10/26	6,375	6,869
	Shell International Finance BV	2.500%	9/12/26	11,000	11,662
	Spectra Energy Partners LP	4.750%	3/15/24	8,674	9,425
	Spectra Energy Partners LP	3.500%	3/15/25	6,072	6,510
	Suncor Energy Inc.	2.800%	5/15/23	5,394	5,584
	Suncor Energy Inc.	3.100%	5/15/25	5,450	5,800
	TC PipeLines LP	4.375%	3/13/25	500	546
	TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	14,045	14,642
	TotalEnergies Capital International SA	2.700%	1/25/23	8,700	8,970
	TotalEnergies Capital International SA	3.700%	1/15/24	11,848	12,688
	TotalEnergies Capital International SA	3.750%	4/10/24	3,988	4,297
	TotalEnergies Capital International SA	2.434%	1/10/25	6,319	6,600
	TransCanada PipeLines Ltd.	3.750%	10/16/23	11,511	12,164
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,079	2,374
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	6,773	8,451
	Valero Energy Corp.	2.700%	4/15/23	13,183	13,609
	Valero Energy Corp.	1.200%	3/15/24	6,155	6,212
	Valero Energy Corp.	3.650%	3/15/25	7,588	8,213
	Valero Energy Corp.	3.400%	9/15/26	10,820	11,648
	Williams Cos. Inc.	3.700%	1/15/23	7,628	7,880
	Williams Cos. Inc.	4.500%	11/15/23	4,498	4,820
	Williams Cos. Inc.	4.300%	3/4/24	10,693	11,487
	Williams Cos. Inc.	4.550%	6/24/24	9,733	10,621
	Williams Cos. Inc.	3.900%	1/15/25	8,343	9,013
	Williams Cos. Inc.	4.000%	9/15/25	15,792	17,307
					1,476,185
Financials (10.5%)
	AerCap Ireland Capital DAC	3.300%	1/23/23	12,130	12,504
	AerCap Ireland Capital DAC	4.125%	7/3/23	4,733	4,985
	AerCap Ireland Capital DAC	4.500%	9/15/23	12,946	13,795
	AerCap Ireland Capital DAC	4.875%	1/16/24	7,230	7,810
	AerCap Ireland Capital DAC	3.150%	2/15/24	12,500	13,031
	AerCap Ireland Capital DAC	2.875%	8/14/24	4,450	4,631
	AerCap Ireland Capital DAC	3.500%	1/15/25	4,943	5,204
	AerCap Ireland Capital DAC	6.500%	7/15/25	13,758	15,967
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,163	8,911
	AerCap Ireland Capital DAC	1.750%	1/30/26	12,435	12,298
	AerCap Ireland Capital DAC	4.450%	4/3/26	675	737
	Affiliated Managers Group Inc.	4.250%	2/15/24	3,750	4,060
	Affiliated Managers Group Inc.	3.500%	8/1/25	3,651	3,946
	Aflac Inc.	3.625%	11/15/24	9,426	10,256
	Aflac Inc.	3.250%	3/17/25	4,125	4,436
	Aflac Inc.	1.125%	3/15/26	3,775	3,773
	Air Lease Corp.	2.250%	1/15/23	5,910	6,039
	Air Lease Corp.	2.750%	1/15/23	5,264	5,404
	Air Lease Corp.	3.875%	7/3/23	9,763	10,276
	Air Lease Corp.	3.000%	9/15/23	3,912	4,066
[2]	Air Lease Corp.	4.250%	2/1/24	9,665	10,366
[2]	Air Lease Corp.	0.700%	2/15/24	4,150	4,125
	Air Lease Corp.	0.800%	8/18/24	7,050	7,002
	Air Lease Corp.	4.250%	9/15/24	4,057	4,403
[2]	Air Lease Corp.	2.300%	2/1/25	5,384	5,525
	Air Lease Corp.	3.250%	3/1/25	10,463	11,042
	Air Lease Corp.	3.375%	7/1/25	6,250	6,637
[2]	Air Lease Corp.	2.875%	1/15/26	7,919	8,262
[2]	Air Lease Corp.	3.750%	6/1/26	5,923	6,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	1.875%	8/17/26	10,083	10,053
	Aircastle Ltd.	5.000%	4/1/23	4,924	5,228
	Aircastle Ltd.	4.400%	9/25/23	8,785	9,355
	Aircastle Ltd.	4.125%	5/1/24	450	479
	Aircastle Ltd.	4.250%	6/15/26	5,858	6,400
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,163	4,532
	Allstate Corp.	3.150%	6/15/23	1,800	1,885
	Allstate Corp.	0.750%	12/15/25	3,807	3,758
[2]	Allstate Corp.	5.750%	8/15/53	10,564	11,407
	Ally Financial Inc.	3.050%	6/5/23	8,432	8,749
	Ally Financial Inc.	1.450%	10/2/23	12,763	12,958
	Ally Financial Inc.	3.875%	5/21/24	12,502	13,446
	Ally Financial Inc.	5.125%	9/30/24	14,527	16,267
	Ally Financial Inc.	4.625%	3/30/25	8,774	9,751
	Ally Financial Inc.	5.800%	5/1/25	5,249	6,043
	American Express Co.	2.650%	12/2/22	13,598	13,969
	American Express Co.	3.400%	2/27/23	25,060	26,062
	American Express Co.	3.700%	8/3/23	12,772	13,512
	American Express Co.	3.400%	2/22/24	11,099	11,812
	American Express Co.	2.500%	7/30/24	21,914	23,031
	American Express Co.	3.000%	10/30/24	14,110	15,059
	American Express Co.	3.625%	12/5/24	6,678	7,242
	American Express Co.	4.200%	11/6/25	6,998	7,872
	American Express Co.	3.125%	5/20/26	1,127	1,222
	American Financial Group Inc.	3.500%	8/15/26	2,510	2,731
	American International Group Inc.	4.125%	2/15/24	11,891	12,838
	American International Group Inc.	2.500%	6/30/25	16,557	17,337
	American International Group Inc.	3.750%	7/10/25	6,085	6,626
	American International Group Inc.	3.900%	4/1/26	11,831	13,109
	Ameriprise Financial Inc.	4.000%	10/15/23	10,928	11,702
	Ameriprise Financial Inc.	3.700%	10/15/24	5,014	5,459
	Ameriprise Financial Inc.	3.000%	4/2/25	7,276	7,729
	Aon plc	4.000%	11/27/23	6,803	7,240
	Aon plc	3.500%	6/14/24	6,945	7,412
	Aon plc	3.875%	12/15/25	4,834	5,324
	Ares Capital Corp.	3.500%	2/10/23	6,578	6,803
	Ares Capital Corp.	4.200%	6/10/24	8,861	9,510
	Ares Capital Corp.	4.250%	3/1/25	5,132	5,513
	Ares Capital Corp.	3.250%	7/15/25	7,827	8,223
	Ares Capital Corp.	3.875%	1/15/26	12,060	12,893
	Ares Capital Corp.	2.150%	7/15/26	5,554	5,566
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,600	2,806
	Assurant Inc.	4.200%	9/27/23	2,200	2,344
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,699	1,882
[2]	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	10,792	11,073
[2]	Australia & New Zealand Banking Group Ltd.	2.050%	11/21/22	3,012	3,071
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	2,905	3,217
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,850	2,905
	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	5,064	5,092
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	5,378	5,317
	Banco Santander SA	3.125%	2/23/23	12,077	12,504
	Banco Santander SA	3.848%	4/12/23	14,403	15,122
	Banco Santander SA	2.706%	6/27/24	8,028	8,444
	Banco Santander SA	0.701%	6/30/24	4,000	4,008
	Banco Santander SA	2.746%	5/28/25	16,000	16,776
	Banco Santander SA	5.179%	11/19/25	8,391	9,531
	Banco Santander SA	1.849%	3/25/26	8,850	8,961
	Banco Santander SA	1.722%	9/14/27	13,400	13,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	2.503%	10/21/22	20,637	20,658
[2]	Bank of America Corp.	3.300%	1/11/23	38,473	39,927
	Bank of America Corp.	4.100%	7/24/23	14,725	15,703
[2]	Bank of America Corp.	3.004%	12/20/23	56,203	57,911
[2]	Bank of America Corp.	4.125%	1/22/24	4,790	5,178
[2]	Bank of America Corp.	3.550%	3/5/24	39,352	41,024
[2]	Bank of America Corp.	4.000%	4/1/24	6,614	7,159
[2]	Bank of America Corp.	1.486%	5/19/24	7,623	7,739
[2]	Bank of America Corp.	0.523%	6/14/24	19,150	19,147
[2]	Bank of America Corp.	3.864%	7/23/24	20,648	21,851
[2]	Bank of America Corp.	4.200%	8/26/24	25,642	28,046
[2]	Bank of America Corp.	0.810%	10/24/24	27,800	27,897
[2]	Bank of America Corp.	4.000%	1/22/25	17,319	18,836
[2]	Bank of America Corp.	3.458%	3/15/25	3,023	3,216
[2]	Bank of America Corp.	3.950%	4/21/25	26,616	29,006
	Bank of America Corp.	0.976%	4/22/25	17,657	17,748
[2]	Bank of America Corp.	3.875%	8/1/25	9,250	10,184
[2]	Bank of America Corp.	0.981%	9/25/25	14,045	14,062
[2]	Bank of America Corp.	3.093%	10/1/25	23,659	25,122
[2]	Bank of America Corp.	2.456%	10/22/25	26,455	27,640
[2]	Bank of America Corp.	3.366%	1/23/26	17,586	18,791
[2]	Bank of America Corp.	2.015%	2/13/26	36,386	37,335
[2]	Bank of America Corp.	4.450%	3/3/26	1,053	1,179
[2]	Bank of America Corp.	3.500%	4/19/26	3,611	3,943
[2]	Bank of America Corp.	1.319%	6/19/26	58,300	58,282
[2]	Bank of America Corp.	1.197%	10/24/26	16,226	16,090
[2]	Bank of America Corp.	1.658%	3/11/27	41,541	41,752
[2]	Bank of America Corp.	3.559%	4/23/27	31,307	34,055
	Bank of America Corp.	1.734%	7/22/27	75,125	75,514
[2]	Bank of Montreal	2.050%	11/1/22	1,994	2,033
[2]	Bank of Montreal	2.550%	11/6/22	200	205
[2]	Bank of Montreal	0.400%	9/15/23	9,356	9,366
	Bank of Montreal	0.450%	12/8/23	10,410	10,409
[2]	Bank of Montreal	3.300%	2/5/24	9,956	10,585
[2]	Bank of Montreal	2.500%	6/28/24	8,451	8,864
[2]	Bank of Montreal	1.850%	5/1/25	27,253	28,026
[2]	Bank of Montreal	1.250%	9/15/26	11,358	11,279
[2]	Bank of Montreal	0.949%	1/22/27	16,260	15,997
[2]	Bank of Montreal	4.338%	10/5/28	4,520	4,823
[2]	Bank of Montreal	4.800%	2/25/70	117	124
[2]	Bank of New York Mellon Corp.	1.850%	1/27/23	11,175	11,392
[2]	Bank of New York Mellon Corp.	2.950%	1/29/23	14,717	15,202
[2]	Bank of New York Mellon Corp.	3.500%	4/28/23	7,103	7,454
[2]	Bank of New York Mellon Corp.	3.450%	8/11/23	12,700	13,433
[2]	Bank of New York Mellon Corp.	2.200%	8/16/23	10,444	10,779
[2]	Bank of New York Mellon Corp.	0.350%	12/7/23	7,250	7,246
[2]	Bank of New York Mellon Corp.	0.500%	4/26/24	6,632	6,619
	Bank of New York Mellon Corp.	3.400%	5/15/24	4,080	4,362
[2]	Bank of New York Mellon Corp.	3.250%	9/11/24	11,394	12,209
[2]	Bank of New York Mellon Corp.	2.100%	10/24/24	4,350	4,531
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,735	3,988
[2]	Bank of New York Mellon Corp.	1.600%	4/24/25	6,600	6,743
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	6,176	6,600
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,656	1,749
	Bank of Nova Scotia	2.000%	11/15/22	8,561	8,725
	Bank of Nova Scotia	2.375%	1/18/23	3,575	3,671
	Bank of Nova Scotia	1.950%	2/1/23	16,860	17,221
	Bank of Nova Scotia	1.625%	5/1/23	4,276	4,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	0.400%	9/15/23	9,000	8,997
	Bank of Nova Scotia	0.550%	9/15/23	5,550	5,561
	Bank of Nova Scotia	3.400%	2/11/24	16,105	17,114
	Bank of Nova Scotia	0.700%	4/15/24	15,201	15,194
	Bank of Nova Scotia	0.650%	7/31/24	474	473
	Bank of Nova Scotia	2.200%	2/3/25	18,924	19,638
	Bank of Nova Scotia	1.300%	6/11/25	2,600	2,618
	Bank of Nova Scotia	4.500%	12/16/25	10,067	11,304
	Bank of Nova Scotia	1.050%	3/2/26	9,863	9,744
	Bank of Nova Scotia	1.350%	6/24/26	4,900	4,899
	Bank of Nova Scotia	2.700%	8/3/26	13,052	13,835
	Bank of Nova Scotia	1.300%	9/15/26	9,000	8,936
	BankUnited Inc.	4.875%	11/17/25	3,507	3,963
[2]	Barclays Bank plc	3.750%	5/15/24	1,700	1,836
	Barclays plc	3.684%	1/10/23	9,265	9,346
[2]	Barclays plc	4.338%	5/16/24	32,414	34,311
	Barclays plc	4.375%	9/11/24	4,468	4,863
	Barclays plc	1.007%	12/10/24	2,364	2,375
	Barclays plc	3.650%	3/16/25	13,592	14,625
[2]	Barclays plc	3.932%	5/7/25	10,643	11,419
	Barclays plc	4.375%	1/12/26	21,161	23,602
[2]	Barclays plc	2.852%	5/7/26	17,116	17,963
	Barclays plc	5.200%	5/12/26	17,952	20,554
[2]	BBVA USA	3.875%	4/10/25	2,850	3,111
	Berkshire Hathaway Inc.	3.000%	2/11/23	4,940	5,119
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,597	18,153
	Berkshire Hathaway Inc.	3.125%	3/15/26	24,443	26,512
	BGC Partners Inc.	5.375%	7/24/23	5,314	5,706
	BGC Partners Inc.	3.750%	10/1/24	1,417	1,503
	BlackRock Inc.	3.500%	3/18/24	8,298	8,895
	Blackstone Secured Lending Fund	3.650%	7/14/23	562	586
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,417	4,664
	Blackstone Secured Lending Fund	2.750%	9/16/26	6,295	6,438
[2]	BNP Paribas SA	3.250%	3/3/23	9,406	9,801
[2]	BNP Paribas SA	4.250%	10/15/24	7,990	8,745
[4]	BPCE SA	3.000%	5/22/22	6,000	6,103
	BPCE SA	4.000%	4/15/24	6,993	7,572
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,163	4,527
	Brookfield Finance Inc.	4.000%	4/1/24	7,248	7,777
	Brookfield Finance Inc.	4.250%	6/2/26	2,596	2,903
	Brown & Brown Inc.	4.200%	9/15/24	4,329	4,710
	Business Development Corp. of America	3.250%	3/30/26	3,350	3,391
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	8,375	8,515
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	5,600	5,600
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	11,500	11,599
[2]	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,150	8,639
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	9,150	9,137
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,805	6,147
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	6,325	6,568
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	3,900	3,867
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	7,750	7,675
	Capital One Bank USA NA	3.375%	2/15/23	23,206	24,136
[2]	Capital One Bank USA NA	2.280%	1/28/26	500	517
	Capital One Financial Corp.	3.200%	1/30/23	5,170	5,352
	Capital One Financial Corp.	2.600%	5/11/23	13,793	14,252
	Capital One Financial Corp.	3.500%	6/15/23	5,529	5,811
	Capital One Financial Corp.	3.900%	1/29/24	7,483	8,012
	Capital One Financial Corp.	3.750%	4/24/24	7,814	8,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.300%	10/30/24	15,865	17,017
	Capital One Financial Corp.	3.200%	2/5/25	8,855	9,456
	Capital One Financial Corp.	4.250%	4/30/25	19,500	21,564
	Capital One Financial Corp.	4.200%	10/29/25	13,383	14,813
	Capital One Financial Corp.	3.750%	7/28/26	9,362	10,277
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,617
	Charles Schwab Corp.	2.650%	1/25/23	12,865	13,233
	Charles Schwab Corp.	3.550%	2/1/24	3,797	4,051
	Charles Schwab Corp.	0.750%	3/18/24	19,777	19,870
	Charles Schwab Corp.	3.750%	4/1/24	4,100	4,388
	Charles Schwab Corp.	3.000%	3/10/25	2,426	2,579
	Charles Schwab Corp.	4.200%	3/24/25	6,125	6,767
	Charles Schwab Corp.	3.625%	4/1/25	2,134	2,310
	Charles Schwab Corp.	3.850%	5/21/25	7,403	8,107
	Charles Schwab Corp.	0.900%	3/11/26	350	347
	Charles Schwab Corp.	1.150%	5/13/26	25,655	25,680
	Chubb INA Holdings Inc.	2.875%	11/3/22	5,361	5,484
	Chubb INA Holdings Inc.	2.700%	3/13/23	7,309	7,561
	Chubb INA Holdings Inc.	3.350%	5/15/24	6,719	7,190
	Chubb INA Holdings Inc.	3.150%	3/15/25	17,637	18,939
	Chubb INA Holdings Inc.	3.350%	5/3/26	5,694	6,208
[2]	CIT Bank NA	2.969%	9/27/25	2,650	2,787
[2]	Citibank NA	3.650%	1/23/24	10,720	11,447
	Citigroup Inc.	2.700%	10/27/22	11,615	11,889
	Citigroup Inc.	3.375%	3/1/23	1,225	1,276
	Citigroup Inc.	3.500%	5/15/23	18,900	19,797
	Citigroup Inc.	3.875%	10/25/23	15,942	17,055
[2]	Citigroup Inc.	1.678%	5/15/24	24,662	25,145
[2]	Citigroup Inc.	4.044%	6/1/24	26,602	28,138
	Citigroup Inc.	3.750%	6/16/24	12,154	13,143
	Citigroup Inc.	4.000%	8/5/24	1,430	1,549
	Citigroup Inc.	0.776%	10/30/24	19,102	19,171
	Citigroup Inc.	3.875%	3/26/25	6,515	7,079
[2]	Citigroup Inc.	3.352%	4/24/25	17,341	18,420
	Citigroup Inc.	3.300%	4/27/25	2,316	2,495
	Citigroup Inc.	0.981%	5/1/25	7,430	7,458
	Citigroup Inc.	4.400%	6/10/25	24,778	27,416
	Citigroup Inc.	5.500%	9/13/25	12,195	14,076
	Citigroup Inc.	3.700%	1/12/26	17,600	19,328
	Citigroup Inc.	4.600%	3/9/26	8,981	10,152
[2]	Citigroup Inc.	3.106%	4/8/26	47,127	50,036
	Citigroup Inc.	3.400%	5/1/26	8,654	9,421
	Citigroup Inc.	1.122%	1/28/27	10,469	10,323
	Citigroup Inc.	1.462%	6/9/27	400	398
[2]	Citizens Bank NA	3.700%	3/29/23	7,163	7,484
[2]	Citizens Bank NA	2.250%	4/28/25	3,982	4,143
[2]	Citizens Bank NA	3.750%	2/18/26	6,871	7,560
	Citizens Financial Group Inc.	2.850%	7/27/26	4,112	4,369
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	4,312
	CME Group Inc.	3.000%	3/15/25	9,533	10,147
	CNA Financial Corp.	3.950%	5/15/24	4,691	5,040
	CNA Financial Corp.	4.500%	3/1/26	2,018	2,265
	CNO Financial Group Inc.	5.250%	5/30/25	7,675	8,633
[2]	Comerica Bank	2.500%	7/23/24	3,854	4,039
	Comerica Inc.	3.700%	7/31/23	11,171	11,794
	Cooperatieve Rabobank UA	3.950%	11/9/22	14,965	15,533
	Cooperatieve Rabobank UA	2.750%	1/10/23	5,350	5,516
	Cooperatieve Rabobank UA	4.625%	12/1/23	10,723	11,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	0.375%	1/12/24	2,905	2,892
[2]	Cooperatieve Rabobank UA	3.375%	5/21/25	20,310	22,037
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,549	12,797
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	12,887	14,178
	Credit Suisse AG	1.000%	5/5/23	11,936	12,042
[2]	Credit Suisse AG	0.520%	8/9/23	1,100	1,101
	Credit Suisse AG	0.495%	2/2/24	9,505	9,473
[2]	Credit Suisse AG	3.625%	9/9/24	21,764	23,475
	Credit Suisse AG	2.950%	4/9/25	45,794	48,549
	Credit Suisse AG	1.250%	8/7/26	21,975	21,669
	Credit Suisse Group AG	3.800%	6/9/23	11,557	12,169
	Credit Suisse Group AG	3.750%	3/26/25	17,874	19,281
	Credit Suisse Group AG	4.550%	4/17/26	7,216	8,109
[2]	Deutsche Bank AG	3.300%	11/16/22	14,179	14,620
	Deutsche Bank AG	3.950%	2/27/23	24,759	25,862
[2]	Deutsche Bank AG	3.700%	5/30/24	20,480	21,821
	Deutsche Bank AG	3.700%	5/30/24	2,575	2,747
[2]	Deutsche Bank AG	2.222%	9/18/24	15,468	15,852
	Deutsche Bank AG	1.447%	4/1/25	4,555	4,583
[2]	Deutsche Bank AG	3.961%	11/26/25	2,932	3,171
	Deutsche Bank AG	4.100%	1/13/26	100	109
[2]	Deutsche Bank AG	4.100%	1/13/26	3,300	3,609
	Deutsche Bank AG	1.686%	3/19/26	7,129	7,171
	Deutsche Bank AG	2.129%	11/24/26	6,392	6,495
[2]	Discover Bank	3.350%	2/6/23	10,296	10,671
[2]	Discover Bank	4.200%	8/8/23	14,226	15,181
	Discover Bank	2.450%	9/12/24	14,634	15,256
[2]	Discover Bank	4.250%	3/13/26	4,331	4,826
[2]	Discover Bank	3.450%	7/27/26	364	395
[2]	Discover Bank	4.682%	8/9/28	10,570	11,258
	Discover Financial Services	3.850%	11/21/22	14,603	15,161
	Discover Financial Services	3.950%	11/6/24	836	905
	Discover Financial Services	3.750%	3/4/25	3,870	4,176
	Discover Financial Services	4.500%	1/30/26	3,969	4,446
	Eaton Vance Corp.	3.625%	6/15/23	2,750	2,892
	Equitable Holdings Inc.	3.900%	4/20/23	4,586	4,812
	Fifth Third Bancorp	1.625%	5/5/23	2,800	2,851
	Fifth Third Bancorp	4.300%	1/16/24	13,146	14,149
	Fifth Third Bancorp	3.650%	1/25/24	19,422	20,715
	Fifth Third Bancorp	2.375%	1/28/25	5,794	6,021
[2]	Fifth Third Bank NA	1.800%	1/30/23	6,728	6,851
[2]	Fifth Third Bank NA	3.850%	3/15/26	15,207	16,754
	First American Financial Corp.	4.600%	11/15/24	1,619	1,777
	First Horizon Corp.	4.000%	5/26/25	2,350	2,564
[2]	First Republic Bank	1.912%	2/12/24	1,750	1,784
	FNB Corp.	2.200%	2/24/23	1,650	1,675
	Franklin Resources Inc.	2.850%	3/30/25	4,629	4,915
	FS KKR Capital Corp.	4.625%	7/15/24	5,886	6,356
	FS KKR Capital Corp.	4.125%	2/1/25	3,949	4,219
	FS KKR Capital Corp.	3.400%	1/15/26	7,328	7,654
	GATX Corp.	3.900%	3/30/23	2,825	2,958
	GATX Corp.	3.250%	3/30/25	2,526	2,685
	GATX Corp.	3.250%	9/15/26	2,445	2,617
	GE Capital Funding LLC	3.450%	5/15/25	13,645	14,719
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	14,203	15,394
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,290	3,490
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,424	4,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Goldman Sachs Group Inc.	2.876%	10/31/22	19,869	19,904
	Goldman Sachs Group Inc.	3.625%	1/22/23	11,446	11,929
[2]	Goldman Sachs Group Inc.	0.481%	1/27/23	19,000	19,003
	Goldman Sachs Group Inc.	3.200%	2/23/23	6,534	6,769
	Goldman Sachs Group Inc.	0.523%	3/8/23	7,915	7,918
[2]	Goldman Sachs Group Inc.	0.627%	11/17/23	31,481	31,508
	Goldman Sachs Group Inc.	3.625%	2/20/24	21,236	22,633
	Goldman Sachs Group Inc.	4.000%	3/3/24	14,541	15,671
	Goldman Sachs Group Inc.	0.673%	3/8/24	15,331	15,349
[2]	Goldman Sachs Group Inc.	3.850%	7/8/24	9,636	10,374
[2]	Goldman Sachs Group Inc.	0.657%	9/10/24	12,750	12,754
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,264	6,709
	Goldman Sachs Group Inc.	3.500%	4/1/25	36,811	39,577
	Goldman Sachs Group Inc.	3.750%	5/22/25	20,811	22,551
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	38,486	41,102
	Goldman Sachs Group Inc.	4.250%	10/21/25	24,661	27,322
	Goldman Sachs Group Inc.	3.750%	2/25/26	13,206	14,478
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	11,262	11,096
	Goldman Sachs Group Inc.	1.431%	3/9/27	26,819	26,740
	Goldman Sachs Group Inc.	1.542%	9/10/27	11,771	11,736
	Golub Capital BDC Inc.	3.375%	4/15/24	3,100	3,240
	Golub Capital BDC Inc.	2.500%	8/24/26	3,399	3,426
	Hanover Insurance Group Inc.	4.500%	4/15/26	1,635	1,832
	HSBC Holdings plc	3.600%	5/25/23	16,380	17,222
[2]	HSBC Holdings plc	3.033%	11/22/23	16,104	16,565
	HSBC Holdings plc	4.250%	3/14/24	15,897	17,076
[2]	HSBC Holdings plc	3.950%	5/18/24	15,778	16,616
	HSBC Holdings plc	0.732%	8/17/24	12,900	12,909
[2]	HSBC Holdings plc	3.803%	3/11/25	40,145	42,815
	HSBC Holdings plc	0.976%	5/24/25	467	466
	HSBC Holdings plc	4.250%	8/18/25	6,350	6,954
[2]	HSBC Holdings plc	2.633%	11/7/25	31,759	33,118
	HSBC Holdings plc	4.300%	3/8/26	28,645	31,905
[2]	HSBC Holdings plc	1.645%	4/18/26	23,837	23,978
	HSBC Holdings plc	3.900%	5/25/26	30,274	33,271
[2]	HSBC Holdings plc	2.099%	6/4/26	34,030	34,750
[2]	HSBC Holdings plc	4.292%	9/12/26	11,077	12,212
	HSBC Holdings plc	1.589%	5/24/27	14,699	14,609
	HSBC USA Inc.	3.500%	6/23/24	7,491	8,038
	Huntington Bancshares Inc.	2.625%	8/6/24	9,535	9,994
	Huntington Bancshares Inc.	4.000%	5/15/25	8,463	9,279
	Huntington National Bank	1.800%	2/3/23	5,145	5,242
[2]	Huntington National Bank	3.550%	10/6/23	2,592	2,744
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,050	7,221
	ING Groep NV	4.100%	10/2/23	12,502	13,382
	ING Groep NV	3.550%	4/9/24	5,938	6,361
	ING Groep NV	1.726%	4/1/27	1,403	1,411
	Intercontinental Exchange Inc.	0.700%	6/15/23	11,995	12,049
	Intercontinental Exchange Inc.	3.450%	9/21/23	3,802	4,014
	Intercontinental Exchange Inc.	4.000%	10/15/23	7,235	7,735
	Intercontinental Exchange Inc.	3.750%	12/1/25	7,020	7,715
	Invesco Finance plc	3.125%	11/30/22	6,275	6,471
	Invesco Finance plc	4.000%	1/30/24	5,374	5,781
	Invesco Finance plc	3.750%	1/15/26	200	219
	Janus Capital Group Inc.	4.875%	8/1/25	2,511	2,814
	Jefferies Financial Group Inc.	5.500%	10/18/23	6,392	6,795
	JPMorgan Chase & Co.	2.972%	1/15/23	16,148	16,270
	JPMorgan Chase & Co.	3.200%	1/25/23	22,836	23,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.375%	5/1/23	24,011	25,110
	JPMorgan Chase & Co.	2.700%	5/18/23	18,630	19,267
	JPMorgan Chase & Co.	3.875%	2/1/24	16,357	17,585
	JPMorgan Chase & Co.	0.697%	3/16/24	3,723	3,733
[2]	JPMorgan Chase & Co.	3.559%	4/23/24	35,132	36,771
	JPMorgan Chase & Co.	3.625%	5/13/24	19,420	20,902
[2]	JPMorgan Chase & Co.	1.514%	6/1/24	11,233	11,421
[2]	JPMorgan Chase & Co.	3.797%	7/23/24	21,313	22,531
	JPMorgan Chase & Co.	3.875%	9/10/24	14,375	15,634
[2]	JPMorgan Chase & Co.	0.653%	9/16/24	18,175	18,216
[2]	JPMorgan Chase & Co.	4.023%	12/5/24	7,636	8,183
	JPMorgan Chase & Co.	3.125%	1/23/25	3,281	3,487
	JPMorgan Chase & Co.	0.563%	2/16/25	1,400	1,393
[2]	JPMorgan Chase & Co.	3.220%	3/1/25	20,075	21,210
	JPMorgan Chase & Co.	0.824%	6/1/25	22,434	22,419
	JPMorgan Chase & Co.	0.969%	6/23/25	7,612	7,619
	JPMorgan Chase & Co.	3.900%	7/15/25	4,559	4,982
	JPMorgan Chase & Co.	0.768%	8/9/25	875	871
[2]	JPMorgan Chase & Co.	2.301%	10/15/25	24,147	25,038
[2]	JPMorgan Chase & Co.	2.005%	3/13/26	35,086	35,967
[2]	JPMorgan Chase & Co.	2.083%	4/22/26	75,700	77,866
	JPMorgan Chase & Co.	3.200%	6/15/26	1,069	1,154
	JPMorgan Chase & Co.	1.045%	11/19/26	25,523	25,118
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	15,325	16,918
	JPMorgan Chase & Co.	1.040%	2/4/27	47,440	46,540
	JPMorgan Chase & Co.	1.578%	4/22/27	64,517	64,637
	JPMorgan Chase & Co.	1.470%	9/22/27	24,103	23,938
	Kemper Corp.	4.350%	2/15/25	2,898	3,150
[2]	KeyBank NA	3.375%	3/7/23	7,070	7,372
[2]	KeyBank NA	1.250%	3/10/23	2,708	2,744
[2]	KeyBank NA	0.423%	1/3/24	10,650	10,648
[2]	KeyBank NA	0.433%	6/14/24	7,925	7,920
[2]	KeyBank NA	3.300%	6/1/25	3,897	4,217
[2]	KeyCorp	4.150%	10/29/25	6,566	7,314
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	2,573	2,809
	Lazard Group LLC	3.750%	2/13/25	3,615	3,901
	Legg Mason Inc.	4.750%	3/15/26	3,934	4,510
	Lincoln National Corp.	4.000%	9/1/23	2,632	2,804
	Lincoln National Corp.	3.350%	3/9/25	4,375	4,705
[2]	Lloyds Banking Group plc	1.326%	6/15/23	22,300	22,446
	Lloyds Banking Group plc	4.050%	8/16/23	16,540	17,613
[2]	Lloyds Banking Group plc	2.907%	11/7/23	12,603	12,930
	Lloyds Banking Group plc	3.900%	3/12/24	1,885	2,026
	Lloyds Banking Group plc	0.695%	5/11/24	7,200	7,216
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	7,531
	Lloyds Banking Group plc	4.450%	5/8/25	5,592	6,206
[2]	Lloyds Banking Group plc	3.870%	7/9/25	34,294	36,969
	Lloyds Banking Group plc	4.582%	12/10/25	325	363
[2]	Lloyds Banking Group plc	2.438%	2/5/26	9,070	9,407
	Lloyds Banking Group plc	4.650%	3/24/26	9,628	10,822
	Lloyds Banking Group plc	1.627%	5/11/27	250	250
	Loews Corp.	2.625%	5/15/23	5,085	5,241
	M&T Bank Corp.	3.550%	7/26/23	13,830	14,580
	Main Street Capital Corp.	5.200%	5/1/24	3,800	4,117
	Main Street Capital Corp.	3.000%	7/14/26	3,631	3,702
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	5,331	5,664
	Manulife Financial Corp.	4.150%	3/4/26	8,747	9,784
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,086	3,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,127
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	12,065	12,971
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,756	6,143
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	8,442	9,087
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,626	6,192
	Mastercard Inc.	3.375%	4/1/24	6,960	7,442
	Mastercard Inc.	2.000%	3/3/25	5,173	5,371
[2]	MetLife Inc.	4.368%	9/15/23	10,464	11,255
	MetLife Inc.	3.600%	4/10/24	8,322	8,942
	MetLife Inc.	3.000%	3/1/25	3,720	3,964
	MetLife Inc.	3.600%	11/13/25	5,343	5,846
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,751	13,301
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	22,440	23,783
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	4,216	4,382
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	12,675	13,485
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,977	8,403
[2]	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	14,330	14,394
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	28,691	29,639
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,192	14,263
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	17,688	17,715
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,600	6,182
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	5,175	5,469
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	39,513	39,458
	Mizuho Financial Group Inc.	3.549%	3/5/23	9,456	9,878
[2]	Mizuho Financial Group Inc.	1.241%	7/10/24	6,570	6,645
[2]	Mizuho Financial Group Inc.	0.849%	9/8/24	5,355	5,374
[2]	Mizuho Financial Group Inc.	3.922%	9/11/24	8,352	8,871
[2]	Mizuho Financial Group Inc.	2.839%	7/16/25	5,282	5,554
[2]	Mizuho Financial Group Inc.	2.555%	9/13/25	3,225	3,374
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	6,577	6,764
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,614	7,034
	Mizuho Financial Group Inc.	1.234%	5/22/27	435	428
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,910	10,882
	Morgan Stanley	4.875%	11/1/22	14,371	15,057
[2]	Morgan Stanley	3.125%	1/23/23	16,879	17,476
[2]	Morgan Stanley	3.750%	2/25/23	22,317	23,345
[2]	Morgan Stanley	4.100%	5/22/23	20,423	21,566
[2]	Morgan Stanley	0.560%	11/10/23	17,110	17,136
[2]	Morgan Stanley	0.529%	1/25/24	21,968	21,981
	Morgan Stanley	0.731%	4/5/24	23,999	24,080
[2]	Morgan Stanley	3.737%	4/24/24	22,369	23,474
[2]	Morgan Stanley	3.875%	4/29/24	37,970	40,967
[2]	Morgan Stanley	3.700%	10/23/24	19,165	20,789
	Morgan Stanley	0.790%	5/30/25	47,377	47,242
[2]	Morgan Stanley	2.720%	7/22/25	8,027	8,408
[2]	Morgan Stanley	4.000%	7/23/25	14,374	15,841
[2]	Morgan Stanley	0.864%	10/21/25	5,367	5,357
	Morgan Stanley	5.000%	11/24/25	11,431	13,062
[2]	Morgan Stanley	3.875%	1/27/26	23,505	25,980
[2]	Morgan Stanley	2.188%	4/28/26	64,100	66,186
[2]	Morgan Stanley	3.125%	7/27/26	9,161	9,860
[2]	Morgan Stanley	6.250%	8/9/26	410	500
[2]	Morgan Stanley	4.350%	9/8/26	18,487	20,847
	Morgan Stanley	0.985%	12/10/26	20,256	19,900
	Morgan Stanley	1.593%	5/4/27	22,255	22,319
[2]	Morgan Stanley	1.512%	7/20/27	55,230	54,969
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,975	8,155
	MUFG Americas Holdings Corp.	3.000%	2/10/25	420	445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	MUFG Union Bank NA	2.100%	12/9/22	4,105	4,185
	Nasdaq Inc.	0.445%	12/21/22	1,400	1,400
	Nasdaq Inc.	4.250%	6/1/24	2,853	3,092
	Nasdaq Inc.	3.850%	6/30/26	1,416	1,572
	National Australia Bank Ltd.	1.875%	12/13/22	3,951	4,027
	National Australia Bank Ltd.	3.000%	1/20/23	8,706	9,011
	National Australia Bank Ltd.	2.875%	4/12/23	4,850	5,038
	National Australia Bank Ltd.	3.625%	6/20/23	9,400	9,928
	National Australia Bank Ltd.	3.375%	1/14/26	523	573
[2]	National Australia Bank Ltd.	2.500%	7/12/26	18,180	19,269
[2]	National Bank of Canada	2.100%	2/1/23	10,591	10,827
[2]	National Bank of Canada	0.550%	11/15/24	4,250	4,240
	NatWest Group plc	3.875%	9/12/23	23,185	24,591
	NatWest Group plc	6.000%	12/19/23	7,769	8,608
[2]	NatWest Group plc	2.359%	5/22/24	17,601	18,063
	NatWest Group plc	5.125%	5/28/24	16,017	17,645
[2]	NatWest Group plc	4.519%	6/25/24	17,275	18,388
[2]	NatWest Group plc	4.269%	3/22/25	4,246	4,582
	NatWest Group plc	4.800%	4/5/26	12,363	14,051
[2]	NatWest Group plc	3.754%	11/1/29	1,350	1,440
	Nomura Holdings Inc.	2.648%	1/16/25	12,470	12,990
	Nomura Holdings Inc.	1.851%	7/16/25	16,310	16,529
	Northern Trust Corp.	3.950%	10/30/25	5,873	6,555
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,700	2,828
	Old Republic International Corp.	4.875%	10/1/24	3,480	3,865
	Old Republic International Corp.	3.875%	8/26/26	4,106	4,546
	ORIX Corp.	3.250%	12/4/24	3,227	3,457
	Owl Rock Capital Corp.	5.250%	4/15/24	3,180	3,466
	Owl Rock Capital Corp.	4.000%	3/30/25	5,463	5,774
	Owl Rock Capital Corp.	3.750%	7/22/25	5,943	6,254
	Owl Rock Capital Corp.	4.250%	1/15/26	2,948	3,164
	Owl Rock Capital Corp.	3.400%	7/15/26	7,346	7,650
	People's United Bank NA	4.000%	7/15/24	550	587
	People's United Financial Inc.	3.650%	12/6/22	6,985	7,183
[2]	PNC Bank NA	2.700%	11/1/22	11,637	11,917
[2]	PNC Bank NA	2.028%	12/9/22	4,370	4,384
[2]	PNC Bank NA	2.950%	1/30/23	11,928	12,307
[2]	PNC Bank NA	3.500%	6/8/23	6,700	7,037
	PNC Bank NA	3.800%	7/25/23	5,075	5,364
[2]	PNC Bank NA	3.300%	10/30/24	17,399	18,736
[2]	PNC Bank NA	2.950%	2/23/25	6,350	6,754
[2]	PNC Bank NA	3.250%	6/1/25	1,392	1,501
[2]	PNC Bank NA	4.200%	11/1/25	5,116	5,730
	PNC Financial Services Group Inc.	2.854%	11/9/22	8,462	8,702
	PNC Financial Services Group Inc.	3.500%	1/23/24	9,214	9,802
	PNC Financial Services Group Inc.	3.900%	4/29/24	10,312	11,113
	PNC Financial Services Group Inc.	2.200%	11/1/24	3,017	3,159
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,043	6,055
	Principal Financial Group Inc.	3.125%	5/15/23	4,724	4,921
	Principal Financial Group Inc.	3.400%	5/15/25	2,411	2,591
	Prospect Capital Corp.	5.875%	3/15/23	376	398
	Prospect Capital Corp.	3.706%	1/22/26	3,353	3,452
[2]	Prudential Financial Inc.	1.500%	3/10/26	472	479
[2]	Prudential Financial Inc.	5.625%	6/15/43	7,882	8,377
[2]	Prudential Financial Inc.	5.200%	3/15/44	6,485	6,988
[2]	Prudential Financial Inc.	5.375%	5/15/45	4,901	5,420
	Regions Financial Corp.	2.250%	5/18/25	7,284	7,569
[2]	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reinsurance Group of America Inc.	3.950%	9/15/26	437	483
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,745
[2]	Royal Bank of Canada	1.950%	1/17/23	13,002	13,279
[2]	Royal Bank of Canada	1.600%	4/17/23	12,675	12,922
[2]	Royal Bank of Canada	3.700%	10/5/23	17,535	18,665
[2]	Royal Bank of Canada	0.500%	10/26/23	11,108	11,115
[2]	Royal Bank of Canada	0.425%	1/19/24	6,840	6,811
[2]	Royal Bank of Canada	2.550%	7/16/24	12,357	12,972
	Royal Bank of Canada	0.650%	7/29/24	647	645
[2]	Royal Bank of Canada	2.250%	11/1/24	23,492	24,528
[2]	Royal Bank of Canada	1.150%	6/10/25	15,275	15,305
[2]	Royal Bank of Canada	0.875%	1/20/26	11,950	11,763
[2]	Royal Bank of Canada	4.650%	1/27/26	16,454	18,659
	Royal Bank of Canada	1.200%	4/27/26	16,929	16,830
[2]	Royal Bank of Canada	1.150%	7/14/26	6,735	6,681
	Santander Holdings USA Inc.	3.400%	1/18/23	14,268	14,753
	Santander Holdings USA Inc.	3.500%	6/7/24	11,426	12,139
	Santander Holdings USA Inc.	3.450%	6/2/25	2,111	2,260
	Santander Holdings USA Inc.	4.500%	7/17/25	11,555	12,728
	Santander Holdings USA Inc.	3.244%	10/5/26	11,149	11,911
	Santander UK Group Holdings plc	3.571%	1/10/23	4,800	4,840
[2]	Santander UK Group Holdings plc	3.373%	1/5/24	11,950	12,350
[2]	Santander UK Group Holdings plc	4.796%	11/15/24	6,975	7,552
	Santander UK Group Holdings plc	1.089%	3/15/25	7,975	7,990
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	6,400	6,389
	Santander UK Group Holdings plc	1.673%	6/14/27	10,000	9,960
	Santander UK plc	2.100%	1/13/23	6,845	6,998
	Santander UK plc	4.000%	3/13/24	12,698	13,709
	Santander UK plc	2.875%	6/18/24	4,682	4,944
[2]	Signature Bank	4.000%	10/15/30	3,100	3,325
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,887	2,009
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	2,842	2,874
	Sompo International Holdings Ltd.	4.700%	10/15/22	330	343
	State Street Corp.	3.100%	5/15/23	6,376	6,663
	State Street Corp.	3.700%	11/20/23	12,026	12,887
[2]	State Street Corp.	3.776%	12/3/24	6,395	6,854
	State Street Corp.	3.300%	12/16/24	14,283	15,458
	State Street Corp.	3.550%	8/18/25	10,436	11,442
[2]	State Street Corp.	2.354%	11/1/25	7,883	8,244
	State Street Corp.	2.901%	3/30/26	7,462	7,916
	State Street Corp.	2.650%	5/19/26	473	504
	Stifel Financial Corp.	4.250%	7/18/24	2,335	2,543
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,200	1,240
[2]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	1,000	1,070
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	5,205	5,674
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,936	7,118
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,420	15,961
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,971	6,322
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	10,169	10,873
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	4,165	4,150
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	16,223	17,024
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	6,000	6,270
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	7,575	7,865
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	37,731	38,010
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	7,827	7,697
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,913	9,830
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	17,320	17,179
	SVB Financial Group	3.500%	1/29/25	2,520	2,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Svenska Handelsbanken AB	3.900%	11/20/23	10,703	11,496
	Swiss Re America Holding Corp.	7.000%	2/15/26	5,023	6,216
	Synchrony Financial	4.375%	3/19/24	6,217	6,706
	Synchrony Financial	4.250%	8/15/24	10,219	11,047
	Synchrony Financial	4.500%	7/23/25	5,624	6,208
	Synchrony Financial	3.700%	8/4/26	6,704	7,271
	Synovus Financial Corp.	3.125%	11/1/22	2,550	2,604
[2]	Toronto-Dominion Bank	1.900%	12/1/22	18,775	19,127
[2]	Toronto-Dominion Bank	0.250%	1/6/23	10,526	10,522
[2]	Toronto-Dominion Bank	0.300%	6/2/23	14,876	14,859
[2]	Toronto-Dominion Bank	0.750%	6/12/23	3,963	3,988
[2]	Toronto-Dominion Bank	3.500%	7/19/23	20,967	22,138
[2]	Toronto-Dominion Bank	0.450%	9/11/23	10,880	10,884
	Toronto-Dominion Bank	0.550%	3/4/24	249	248
[2]	Toronto-Dominion Bank	3.250%	3/11/24	11,016	11,704
[2]	Toronto-Dominion Bank	2.650%	6/12/24	29,700	31,252
[2]	Toronto-Dominion Bank	1.150%	6/12/25	6,362	6,378
[2]	Toronto-Dominion Bank	0.750%	9/11/25	23,616	23,330
[2]	Toronto-Dominion Bank	0.750%	1/6/26	4,365	4,291
[2]	Toronto-Dominion Bank	1.200%	6/3/26	2,650	2,643
[2]	Toronto-Dominion Bank	1.250%	9/10/26	12,195	12,113
	Trinity Acquisition plc	4.400%	3/15/26	5,163	5,766
[2]	Truist Bank	3.000%	2/2/23	6,435	6,650
[2]	Truist Bank	1.250%	3/9/23	18,568	18,800
[2]	Truist Bank	2.750%	5/1/23	3,842	3,982
[2]	Truist Bank	3.200%	4/1/24	12,575	13,359
[2]	Truist Bank	3.689%	8/2/24	15,642	16,571
[2]	Truist Bank	2.150%	12/6/24	9,778	10,193
[2]	Truist Bank	1.500%	3/10/25	10,094	10,274
[2]	Truist Bank	3.625%	9/16/25	13,909	15,182
[2]	Truist Financial Corp.	2.200%	3/16/23	8,963	9,196
[2]	Truist Financial Corp.	3.750%	12/6/23	8,616	9,206
[2]	Truist Financial Corp.	2.500%	8/1/24	4,995	5,251
[2]	Truist Financial Corp.	2.850%	10/26/24	14,382	15,297
	Truist Financial Corp.	4.000%	5/1/25	15,875	17,458
[2]	Truist Financial Corp.	3.700%	6/5/25	2,530	2,769
[2]	Truist Financial Corp.	1.267%	3/2/27	10,454	10,407
	Unum Group	4.000%	3/15/24	3,405	3,651
[2]	US Bancorp	3.700%	1/30/24	9,857	10,539
	US Bancorp	3.375%	2/5/24	10,330	10,976
	US Bancorp	2.400%	7/30/24	11,066	11,599
[2]	US Bancorp	3.600%	9/11/24	6,292	6,812
	US Bancorp	1.450%	5/12/25	11,450	11,637
[2]	US Bancorp	3.950%	11/17/25	2,670	2,974
[2]	US Bancorp	3.100%	4/27/26	14,484	15,638
[2]	US Bancorp	2.375%	7/22/26	10,238	10,805
	US Bank NA	1.950%	1/9/23	11,819	12,053
[2]	US Bank NA	2.850%	1/23/23	7,535	7,772
[2]	US Bank NA	3.400%	7/24/23	8,855	9,327
[2]	US Bank NA	2.050%	1/21/25	7,950	8,250
[2]	US Bank NA	2.800%	1/27/25	8,299	8,792
	Visa Inc.	2.800%	12/14/22	17,986	18,461
	Visa Inc.	3.150%	12/14/25	35,817	38,851
	Voya Financial Inc.	3.125%	7/15/24	4,825	5,115
[2]	Voya Financial Inc.	5.650%	5/15/53	5,225	5,508
	Wachovia Corp.	7.574%	8/1/26	1,249	1,585
[2]	Wells Fargo & Co.	3.450%	2/13/23	11,893	12,386
	Wells Fargo & Co.	4.125%	8/15/23	10,581	11,278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.480%	1/16/24	3,168	3,434
[2]	Wells Fargo & Co.	3.750%	1/24/24	16,655	17,800
[2]	Wells Fargo & Co.	1.654%	6/2/24	29,814	30,405
[2]	Wells Fargo & Co.	3.300%	9/9/24	6,021	6,475
[2]	Wells Fargo & Co.	3.000%	2/19/25	22,040	23,368
[2]	Wells Fargo & Co.	3.550%	9/29/25	25,218	27,453
[2]	Wells Fargo & Co.	2.406%	10/30/25	38,279	39,873
[2]	Wells Fargo & Co.	2.164%	2/11/26	50,205	51,818
	Wells Fargo & Co.	3.000%	4/22/26	29,028	31,154
[2]	Wells Fargo & Co.	2.188%	4/30/26	36,516	37,704
[2]	Wells Fargo & Co.	4.100%	6/3/26	12,144	13,529
[2]	Wells Fargo & Co.	3.196%	6/17/27	613	658
	Western Alliance Bancorp	3.000%	6/15/31	1,720	1,751
	Western Union Co.	4.250%	6/9/23	1,213	1,282
	Western Union Co.	2.850%	1/10/25	6,289	6,596
	Western Union Co.	1.350%	3/15/26	4,825	4,758
	Westpac Banking Corp.	2.750%	1/11/23	8,651	8,922
	Westpac Banking Corp.	2.000%	1/13/23	8,986	9,182
	Westpac Banking Corp.	3.650%	5/15/23	14,336	15,107
	Westpac Banking Corp.	3.300%	2/26/24	11,011	11,727
	Westpac Banking Corp.	2.350%	2/19/25	18,384	19,226
	Westpac Banking Corp.	2.850%	5/13/26	22,338	24,048
[2]	Westpac Banking Corp.	2.894%	2/4/30	9,916	10,268
	Willis North America Inc.	3.600%	5/15/24	7,803	8,321
	XLIT Ltd.	4.450%	3/31/25	5,681	6,303
					7,973,559
Health Care (2.3%)
	Abbott Laboratories	3.400%	11/30/23	7,282	7,704
	Abbott Laboratories	2.950%	3/15/25	1,475	1,571
	Abbott Laboratories	3.875%	9/15/25	9,346	10,323
	AbbVie Inc.	3.250%	10/1/22	22,165	22,647
	AbbVie Inc.	2.900%	11/6/22	28,263	29,027
	AbbVie Inc.	3.200%	11/6/22	21,483	22,039
	AbbVie Inc.	2.300%	11/21/22	20,970	21,418
	AbbVie Inc.	2.850%	5/14/23	13,901	14,381
	AbbVie Inc.	3.750%	11/14/23	11,884	12,657
	AbbVie Inc.	3.850%	6/15/24	10,097	10,860
	AbbVie Inc.	2.600%	11/21/24	39,621	41,648
	AbbVie Inc.	3.800%	3/15/25	25,847	28,078
	AbbVie Inc.	3.600%	5/14/25	34,054	36,865
	AbbVie Inc.	3.200%	5/14/26	1,776	1,914
	Aetna Inc.	2.750%	11/15/22	7,458	7,612
	Aetna Inc.	2.800%	6/15/23	5,938	6,149
	Aetna Inc.	3.500%	11/15/24	3,420	3,677
	Agilent Technologies Inc.	3.875%	7/15/23	3,470	3,659
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,978
	AmerisourceBergen Corp.	0.737%	3/15/23	5,000	5,007
	AmerisourceBergen Corp.	3.400%	5/15/24	12,609	13,367
	AmerisourceBergen Corp.	3.250%	3/1/25	4,042	4,306
	Amgen Inc.	2.250%	8/19/23	4,775	4,927
	Amgen Inc.	3.625%	5/22/24	7,483	8,015
	Amgen Inc.	1.900%	2/21/25	8,773	9,021
	Amgen Inc.	3.125%	5/1/25	2,750	2,934
	Amgen Inc.	2.600%	8/19/26	3,000	3,169
	Anthem Inc.	2.950%	12/1/22	10,553	10,847
	Anthem Inc.	3.300%	1/15/23	13,742	14,255
	Anthem Inc.	0.450%	3/15/23	3,384	3,387
	Anthem Inc.	3.500%	8/15/24	19,510	20,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anthem Inc.	3.350%	12/1/24	11,092	11,906
	Anthem Inc.	2.375%	1/15/25	10,100	10,525
	Anthem Inc.	1.500%	3/15/26	7,950	8,016
	AstraZeneca Finance LLC	0.700%	5/28/24	10,000	10,013
	AstraZeneca Finance LLC	1.200%	5/28/26	15,250	15,249
	AstraZeneca plc	0.300%	5/26/23	6,625	6,623
	AstraZeneca plc	3.500%	8/17/23	6,957	7,348
	AstraZeneca plc	3.375%	11/16/25	18,084	19,721
	AstraZeneca plc	0.700%	4/8/26	10,425	10,199
	Baxalta Inc.	3.600%	6/23/22	1,146	1,166
	Baxalta Inc.	4.000%	6/23/25	10,200	11,163
	Baxter International Inc.	2.600%	8/15/26	6,209	6,559
	Becton Dickinson & Co.	3.363%	6/6/24	16,867	17,930
	Becton Dickinson & Co.	3.734%	12/15/24	2,972	3,213
	Biogen Inc.	4.050%	9/15/25	11,632	12,834
	Boston Scientific Corp.	3.450%	3/1/24	11,154	11,837
	Boston Scientific Corp.	3.850%	5/15/25	1,979	2,165
	Boston Scientific Corp.	1.900%	6/1/25	11,001	11,278
	Boston Scientific Corp.	3.750%	3/1/26	7,048	7,742
	Bristol-Myers Squibb Co.	2.750%	2/15/23	9,300	9,588
	Bristol-Myers Squibb Co.	3.250%	2/20/23	5,579	5,791
	Bristol-Myers Squibb Co.	3.250%	11/1/23	3,725	3,950
	Bristol-Myers Squibb Co.	0.537%	11/13/23	5,000	5,001
	Bristol-Myers Squibb Co.	2.900%	7/26/24	32,497	34,506
	Bristol-Myers Squibb Co.	3.875%	8/15/25	22,371	24,659
	Bristol-Myers Squibb Co.	0.750%	11/13/25	11,038	10,926
	Bristol-Myers Squibb Co.	3.200%	6/15/26	13,463	14,679
	Cardinal Health Inc.	3.200%	3/15/23	4,569	4,749
	Cardinal Health Inc.	3.079%	6/15/24	8,652	9,139
	Cardinal Health Inc.	3.750%	9/15/25	2,263	2,462
[2]	Cigna Corp.	3.050%	11/30/22	5,950	6,119
[2]	Cigna Corp.	3.000%	7/15/23	10,744	11,192
	Cigna Corp.	3.750%	7/15/23	2,454	2,594
	Cigna Corp.	0.613%	3/15/24	4,578	4,569
[2]	Cigna Corp.	3.500%	6/15/24	5,856	6,254
[2]	Cigna Corp.	3.250%	4/15/25	12,724	13,602
	Cigna Corp.	4.125%	11/15/25	24,270	26,959
[2]	Cigna Corp.	4.500%	2/25/26	12,861	14,493
	Cigna Corp.	1.250%	3/15/26	10,425	10,399
	CommonSpirit Health	2.950%	11/1/22	5,310	5,451
	CommonSpirit Health	2.760%	10/1/24	6,689	7,037
	CommonSpirit Health	1.547%	10/1/25	6,431	6,462
	CVS Health Corp.	2.750%	12/1/22	13,071	13,358
	CVS Health Corp.	4.750%	12/1/22	4,545	4,723
	CVS Health Corp.	3.700%	3/9/23	37,904	39,582
	CVS Health Corp.	3.375%	8/12/24	7,544	8,049
	CVS Health Corp.	2.625%	8/15/24	12,260	12,881
	CVS Health Corp.	4.100%	3/25/25	200	220
	CVS Health Corp.	3.875%	7/20/25	30,606	33,515
	CVS Health Corp.	2.875%	6/1/26	13,931	14,841
	Danaher Corp.	3.350%	9/15/25	2,246	2,437
	DH Europe Finance II Sarl	2.050%	11/15/22	7,468	7,611
	DH Europe Finance II Sarl	2.200%	11/15/24	5,160	5,371
	Dignity Health	3.125%	11/1/22	970	994
	Eli Lilly & Co.	2.350%	5/15/22	2,605	2,640
	Gilead Sciences Inc.	2.500%	9/1/23	10,505	10,894
	Gilead Sciences Inc.	0.750%	9/29/23	8,050	8,051
	Gilead Sciences Inc.	3.700%	4/1/24	9,889	10,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	3.500%	2/1/25	10,495	11,293
	Gilead Sciences Inc.	3.650%	3/1/26	23,958	26,241
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	11,640	12,061
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	13,579	14,243
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	9,084	9,923
	GlaxoSmithKline Capital plc	0.534%	10/1/23	10,875	10,893
	GlaxoSmithKline Capital plc	3.000%	6/1/24	10,264	10,883
	HCA Inc.	4.750%	5/1/23	13,578	14,429
	HCA Inc.	5.000%	3/15/24	17,588	19,291
	HCA Inc.	5.250%	4/15/25	14,798	16,771
	HCA Inc.	5.250%	6/15/26	8,059	9,249
	Humana Inc.	3.150%	12/1/22	1,823	1,869
	Humana Inc.	2.900%	12/15/22	8,649	8,894
	Humana Inc.	0.650%	8/3/23	5,000	5,003
	Humana Inc.	3.850%	10/1/24	5,946	6,430
	Humana Inc.	4.500%	4/1/25	4,790	5,311
	Illumina Inc.	0.550%	3/23/23	4,375	4,376
	Johnson & Johnson	2.050%	3/1/23	4,230	4,328
	Johnson & Johnson	3.375%	12/5/23	11,304	12,063
	Johnson & Johnson	2.625%	1/15/25	3,352	3,542
	Johnson & Johnson	0.550%	9/1/25	12,470	12,309
	Johnson & Johnson	2.450%	3/1/26	11,075	11,738
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,121
	Laboratory Corp. of America Holdings	3.250%	9/1/24	6,824	7,265
	Laboratory Corp. of America Holdings	2.300%	12/1/24	8,382	8,727
	Laboratory Corp. of America Holdings	3.600%	2/1/25	3,804	4,089
	Laboratory Corp. of America Holdings	1.550%	6/1/26	9,000	9,019
	McKesson Corp.	2.700%	12/15/22	2,770	2,831
	McKesson Corp.	2.850%	3/15/23	5,265	5,415
	McKesson Corp.	3.796%	3/15/24	5,811	6,208
	McKesson Corp.	0.900%	12/3/25	4,936	4,863
	Medtronic Inc.	3.500%	3/15/25	15,185	16,476
	Merck & Co. Inc.	2.800%	5/18/23	12,157	12,634
	Merck & Co. Inc.	2.900%	3/7/24	6,250	6,587
	Merck & Co. Inc.	2.750%	2/10/25	16,119	17,061
	Merck & Co. Inc.	0.750%	2/24/26	10,765	10,626
	Mylan Inc.	4.200%	11/29/23	6,990	7,441
	Novartis Capital Corp.	3.400%	5/6/24	18,131	19,443
	Novartis Capital Corp.	1.750%	2/14/25	9,001	9,250
	Novartis Capital Corp.	3.000%	11/20/25	6,637	7,136
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	2,400	2,424
	PerkinElmer Inc.	0.550%	9/15/23	4,000	4,003
	PerkinElmer Inc.	0.850%	9/15/24	5,000	4,999
	Pfizer Inc.	3.000%	6/15/23	10,447	10,915
	Pfizer Inc.	3.200%	9/15/23	5,853	6,161
	Pfizer Inc.	2.950%	3/15/24	4,708	4,972
	Pfizer Inc.	3.400%	5/15/24	8,223	8,823
	Pfizer Inc.	0.800%	5/28/25	3,700	3,686
	Pfizer Inc.	2.750%	6/3/26	11,046	11,893
	Quest Diagnostics Inc.	4.250%	4/1/24	175	188
	Quest Diagnostics Inc.	3.500%	3/30/25	4,747	5,110
	Quest Diagnostics Inc.	3.450%	6/1/26	9,054	9,846
	Royalty Pharma plc	0.750%	9/2/23	8,183	8,209
	Royalty Pharma plc	1.200%	9/2/25	14,750	14,648
	Sanofi	3.375%	6/19/23	10,258	10,769
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	20,567	21,441
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,982	28,056
[2]	SSM Health Care Corp.	3.688%	6/1/23	4,250	4,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	0.600%	12/1/23	2,850	2,850
	Stryker Corp.	3.375%	5/15/24	5,940	6,323
	Stryker Corp.	1.150%	6/15/25	1,508	1,520
	Stryker Corp.	3.375%	11/1/25	6,767	7,327
	Stryker Corp.	3.500%	3/15/26	50	55
[2]	Sutter Health	1.321%	8/15/25	2,580	2,587
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	21,621	23,299
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	10,850	11,943
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,714	4,048
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	8,713	9,362
	UnitedHealth Group Inc.	2.375%	10/15/22	11,084	11,330
	UnitedHealth Group Inc.	2.750%	2/15/23	6,792	6,977
	UnitedHealth Group Inc.	2.875%	3/15/23	11,720	12,156
	UnitedHealth Group Inc.	3.500%	6/15/23	8,536	8,986
	UnitedHealth Group Inc.	3.500%	2/15/24	4,188	4,475
	UnitedHealth Group Inc.	2.375%	8/15/24	4,904	5,139
	UnitedHealth Group Inc.	3.750%	7/15/25	15,074	16,621
	UnitedHealth Group Inc.	3.700%	12/15/25	6,025	6,664
	UnitedHealth Group Inc.	1.250%	1/15/26	469	472
	UnitedHealth Group Inc.	3.100%	3/15/26	2,998	3,255
	UnitedHealth Group Inc.	1.150%	5/15/26	13,676	13,692
[2]	UPMC	3.600%	4/3/25	4,150	4,468
	Utah Acquisition Sub Inc.	3.950%	6/15/26	22,750	25,057
[4]	Viatris Inc.	1.650%	6/22/25	7,322	7,398
	Wyeth LLC	7.250%	3/1/23	1,000	1,096
	Wyeth LLC	6.450%	2/1/24	4,712	5,346
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	5,340	5,571
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	10,878	11,696
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	866	924
	Zoetis Inc.	3.250%	2/1/23	9,840	10,142
	Zoetis Inc.	4.500%	11/13/25	1,278	1,438
					1,769,273
Industrials (1.8%)
	3M Co.	1.750%	2/14/23	4,085	4,162
[2]	3M Co.	2.250%	3/15/23	6,449	6,618
[2]	3M Co.	3.250%	2/14/24	4,200	4,458
	3M Co.	2.000%	2/14/25	6,670	6,891
	3M Co.	2.650%	4/15/25	4,850	5,119
[2]	3M Co.	3.000%	8/7/25	8,375	9,006
[2]	3M Co.	2.250%	9/19/26	2,674	2,806
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,562
	Amphenol Corp.	3.200%	4/1/24	3,030	3,198
	Amphenol Corp.	2.050%	3/1/25	3,050	3,145
[2]	BNSF Funding Trust I	6.613%	12/15/55	3,689	4,214
	Boeing Co.	1.167%	2/4/23	10,000	10,021
	Boeing Co.	2.800%	3/1/23	7,346	7,556
	Boeing Co.	4.508%	5/1/23	31,892	33,686
	Boeing Co.	1.875%	6/15/23	8,612	8,762
	Boeing Co.	1.950%	2/1/24	9,840	10,075
	Boeing Co.	1.433%	2/4/24	22,200	22,232
	Boeing Co.	2.800%	3/1/24	2,200	2,286
	Boeing Co.	2.850%	10/30/24	6,325	6,626
	Boeing Co.	4.875%	5/1/25	29,337	32,662
	Boeing Co.	2.600%	10/30/25	4,884	5,060
	Boeing Co.	2.750%	2/1/26	8,850	9,211
	Boeing Co.	2.196%	2/4/26	48,450	48,835
	Boeing Co.	3.100%	5/1/26	10,184	10,740
	Boeing Co.	2.250%	6/15/26	12,091	12,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,662	11,003
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,333	8,819
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,620	6,019
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	1,752	1,881
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	9,056	9,653
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	4,869	5,330
	Canadian National Railway Co.	2.750%	3/1/26	3,977	4,229
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,146	5,436
	Carrier Global Corp.	2.242%	2/15/25	18,348	19,011
[2]	Caterpillar Financial Services Corp.	1.950%	11/18/22	10,888	11,092
[2]	Caterpillar Financial Services Corp.	2.550%	11/29/22	7,997	8,206
[2]	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,600	1,652
[2]	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,818	6,111
	Caterpillar Financial Services Corp.	0.650%	7/7/23	8,120	8,167
[2]	Caterpillar Financial Services Corp.	0.450%	9/14/23	4,450	4,457
[2]	Caterpillar Financial Services Corp.	3.750%	11/24/23	8,300	8,900
[2]	Caterpillar Financial Services Corp.	3.650%	12/7/23	7,552	8,079
[2]	Caterpillar Financial Services Corp.	2.850%	5/17/24	4,250	4,494
[2]	Caterpillar Financial Services Corp.	3.300%	6/9/24	4,085	4,380
[2]	Caterpillar Financial Services Corp.	0.600%	9/13/24	4,300	4,299
[2]	Caterpillar Financial Services Corp.	2.150%	11/8/24	13,856	14,474
[2]	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,203	8,876
[2]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,485	4,564
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	5,755	5,713
	Caterpillar Financial Services Corp.	0.900%	3/2/26	8,456	8,381
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,992
	Caterpillar Inc.	3.400%	5/15/24	6,287	6,715
	CNH Industrial Capital LLC	1.950%	7/2/23	6,458	6,603
	CNH Industrial Capital LLC	4.200%	1/15/24	6,939	7,450
	CNH Industrial Capital LLC	1.875%	1/15/26	4,370	4,433
	CNH Industrial NV	4.500%	8/15/23	6,094	6,515
[2]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	906	918
[2]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	4,394	4,606
	Crane Co.	4.450%	12/15/23	2,500	2,682
	CSX Corp.	3.400%	8/1/24	5,869	6,301
	CSX Corp.	3.350%	11/1/25	8,285	8,953
	Cummins Inc.	3.650%	10/1/23	6,221	6,575
	Cummins Inc.	0.750%	9/1/25	2,396	2,375
	Deere & Co.	2.750%	4/15/25	8,264	8,749
[4]	Delta Air Lines Inc.	7.000%	5/1/25	5,843	6,825
[4]	Delta Air Lines Inc.	4.500%	10/20/25	3,600	3,854
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	2,900	3,058
	Dover Corp.	3.150%	11/15/25	3,871	4,157
	Eaton Corp.	2.750%	11/2/22	11,618	11,919
	Emerson Electric Co.	2.625%	2/15/23	1,825	1,872
	Emerson Electric Co.	3.150%	6/1/25	604	648
	FedEx Corp.	3.250%	4/1/26	1,140	1,236
	Flowserve Corp.	3.500%	9/15/22	5,475	5,592
	Flowserve Corp.	4.000%	11/15/23	250	265
	Fortive Corp.	3.150%	6/15/26	5,128	5,533
	General Dynamics Corp.	2.250%	11/15/22	1,447	1,471
	General Dynamics Corp.	3.375%	5/15/23	11,084	11,604
	General Dynamics Corp.	1.875%	8/15/23	6,506	6,676
	General Dynamics Corp.	2.375%	11/15/24	5,810	6,099
	General Dynamics Corp.	3.250%	4/1/25	5,000	5,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	3.500%	5/15/25	11,830	12,838
	General Electric Co.	2.700%	10/9/22	1,075	1,100
[2]	General Electric Co.	3.100%	1/9/23	8,525	8,815
	General Electric Co.	3.375%	3/11/24	850	904
[2]	General Electric Co.	3.450%	5/15/24	12,932	13,750
[2]	General Electric Co.	5.550%	1/5/26	5,835	6,827
	Honeywell International Inc.	2.300%	8/15/24	10,270	10,749
	Honeywell International Inc.	1.350%	6/1/25	14,144	14,354
[4]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	2,000	2,000
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	5,650	6,116
	Illinois Tool Works Inc.	3.500%	3/1/24	10,378	11,043
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,741	6,347
[2]	John Deere Capital Corp.	2.700%	1/6/23	7,650	7,880
	John Deere Capital Corp.	2.800%	1/27/23	5,900	6,093
[2]	John Deere Capital Corp.	2.800%	3/6/23	10,191	10,556
[2]	John Deere Capital Corp.	1.200%	4/6/23	2,161	2,190
[2]	John Deere Capital Corp.	3.450%	6/7/23	5,165	5,435
[2]	John Deere Capital Corp.	0.700%	7/5/23	5,713	5,747
[2]	John Deere Capital Corp.	0.400%	10/10/23	4,725	4,727
	John Deere Capital Corp.	3.650%	10/12/23	7,907	8,429
[2]	John Deere Capital Corp.	3.450%	1/10/24	2,025	2,159
[2]	John Deere Capital Corp.	0.450%	1/17/24	5,425	5,419
[2]	John Deere Capital Corp.	2.600%	3/7/24	5,520	5,796
[2]	John Deere Capital Corp.	0.450%	6/7/24	6,053	6,036
[2]	John Deere Capital Corp.	3.350%	6/12/24	547	587
[2]	John Deere Capital Corp.	2.650%	6/24/24	9,552	10,084
[2]	John Deere Capital Corp.	0.625%	9/10/24	5,000	5,002
[2]	John Deere Capital Corp.	2.050%	1/9/25	7,774	8,077
[2]	John Deere Capital Corp.	0.700%	1/15/26	8,370	8,237
[2]	John Deere Capital Corp.	2.650%	6/10/26	56	60
[2]	John Deere Capital Corp.	1.050%	6/17/26	4,675	4,650
[2]	John Deere Capital Corp.	2.250%	9/14/26	4,379	4,597
[2]	Johnson Controls International plc	3.900%	2/14/26	2,902	3,194
[2]	Kansas City Southern	3.000%	5/15/23	3,497	3,622
	Keysight Technologies Inc.	4.550%	10/30/24	5,134	5,675
	L3Harris Technologies Inc.	3.850%	6/15/23	9,439	9,948
	L3Harris Technologies Inc.	3.950%	5/28/24	3,305	3,547
	L3Harris Technologies Inc.	3.832%	4/27/25	5,500	5,979
	Lennox International Inc.	3.000%	11/15/23	2,000	2,091
	Lennox International Inc.	1.350%	8/1/25	3,773	3,774
	Lockheed Martin Corp.	3.100%	1/15/23	9,794	10,102
	Lockheed Martin Corp.	2.900%	3/1/25	8,556	9,105
	Lockheed Martin Corp.	3.550%	1/15/26	18,794	20,650
	Norfolk Southern Corp.	2.903%	2/15/23	5,234	5,380
	Norfolk Southern Corp.	3.850%	1/15/24	2,086	2,219
	Norfolk Southern Corp.	3.650%	8/1/25	772	840
	Norfolk Southern Corp.	2.900%	6/15/26	6,855	7,336
	Northrop Grumman Corp.	3.250%	8/1/23	11,947	12,558
	Northrop Grumman Corp.	2.930%	1/15/25	13,736	14,548
	nVent Finance Sarl	3.950%	4/15/23	1,262	1,313
	Otis Worldwide Corp.	2.056%	4/5/25	17,962	18,551
[2]	PACCAR Financial Corp.	2.650%	4/6/23	2,075	2,146
[2]	PACCAR Financial Corp.	0.800%	6/8/23	4,175	4,205
	PACCAR Financial Corp.	3.400%	8/9/23	4,428	4,674
[2]	PACCAR Financial Corp.	0.350%	8/11/23	2,225	2,225
[2]	PACCAR Financial Corp.	0.350%	2/2/24	3,183	3,168
[2]	PACCAR Financial Corp.	2.150%	8/15/24	2,150	2,236
[2]	PACCAR Financial Corp.	1.800%	2/6/25	3,630	3,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parker-Hannifin Corp.	2.700%	6/14/24	11,559	12,136
[2]	Parker-Hannifin Corp.	3.300%	11/21/24	9,345	10,010
	Precision Castparts Corp.	2.500%	1/15/23	8,298	8,486
	Precision Castparts Corp.	3.250%	6/15/25	3,648	3,929
	Raytheon Technologies Corp.	3.700%	12/15/23	3,777	4,011
	Raytheon Technologies Corp.	3.200%	3/15/24	10,100	10,699
	Raytheon Technologies Corp.	3.950%	8/16/25	16,398	18,063
	Republic Services Inc.	4.750%	5/15/23	3,535	3,742
	Republic Services Inc.	2.500%	8/15/24	5,165	5,410
	Republic Services Inc.	3.200%	3/15/25	7,454	7,958
	Republic Services Inc.	0.875%	11/15/25	3,900	3,846
	Republic Services Inc.	2.900%	7/1/26	7,112	7,572
	Rockwell Automation Inc.	0.350%	8/15/23	4,000	4,001
	Rockwell Automation Inc.	2.875%	3/1/25	351	371
[2]	Ryder System Inc.	3.400%	3/1/23	10,307	10,706
[2]	Ryder System Inc.	3.750%	6/9/23	5,735	6,047
[2]	Ryder System Inc.	3.875%	12/1/23	1,295	1,382
[2]	Ryder System Inc.	3.650%	3/18/24	5,802	6,194
[2]	Ryder System Inc.	2.500%	9/1/24	4,478	4,682
[2]	Ryder System Inc.	4.625%	6/1/25	6,575	7,337
[2]	Ryder System Inc.	3.350%	9/1/25	665	715
	Southwest Airlines Co.	2.750%	11/16/22	2,600	2,662
	Southwest Airlines Co.	4.750%	5/4/23	8,125	8,650
	Southwest Airlines Co.	5.250%	5/4/25	18,908	21,399
	Teledyne Technologies Inc.	0.650%	4/1/23	4,355	4,352
	Teledyne Technologies Inc.	0.950%	4/1/24	7,450	7,458
	Teledyne Technologies Inc.	1.600%	4/1/26	7,333	7,379
	Textron Inc.	4.300%	3/1/24	1,650	1,768
	Textron Inc.	3.875%	3/1/25	4,084	4,420
	Textron Inc.	4.000%	3/15/26	3,000	3,311
	Timken Co.	3.875%	9/1/24	275	294
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	8,751	9,305
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,936	5,303
	Trimble Inc.	4.150%	6/15/23	2,625	2,766
	Trimble Inc.	4.750%	12/1/24	3,532	3,908
	Tyco Electronics Group SA	3.450%	8/1/24	2,200	2,341
	Tyco Electronics Group SA	3.700%	2/15/26	2,700	2,941
	Union Pacific Corp.	2.950%	1/15/23	2,250	2,310
	Union Pacific Corp.	2.750%	4/15/23	1,775	1,828
	Union Pacific Corp.	3.500%	6/8/23	6,475	6,796
	Union Pacific Corp.	3.646%	2/15/24	2,869	3,049
	Union Pacific Corp.	3.150%	3/1/24	9,626	10,194
	Union Pacific Corp.	3.750%	3/15/24	3,545	3,783
	Union Pacific Corp.	3.250%	1/15/25	5,864	6,268
	Union Pacific Corp.	3.750%	7/15/25	2,858	3,132
	Union Pacific Corp.	3.250%	8/15/25	3,693	3,976
	Union Pacific Corp.	2.750%	3/1/26	3,002	3,192
[2]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	3,562	3,755
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	525	562
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	6,913	7,315
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	3,003	3,167
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	4,661	4,894
	United Parcel Service Inc.	2.450%	10/1/22	6,261	6,397
	United Parcel Service Inc.	2.500%	4/1/23	11,840	12,207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	2.200%	9/1/24	6,083	6,350
	United Parcel Service Inc.	2.800%	11/15/24	2,749	2,922
	United Parcel Service Inc.	3.900%	4/1/25	3,411	3,734
[4]	Vontier Corp.	1.800%	4/1/26	4,572	4,550
	Waste Management Inc.	2.400%	5/15/23	5,604	5,768
	Waste Management Inc.	0.750%	11/15/25	4,733	4,659
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	6,300	6,775
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	4,853	5,150
	WW Grainger Inc.	1.850%	2/15/25	4,250	4,376
					1,331,593
Materials (0.5%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	4,510	4,823
	Air Products and Chemicals Inc.	1.500%	10/15/25	5,259	5,358
	Albemarle Corp.	4.150%	12/1/24	3,098	3,382
	ArcelorMittal SA	4.550%	3/11/26	3,447	3,847
[4]	Berry Global Inc.	0.950%	2/15/24	7,850	7,859
[4]	Berry Global Inc.	1.570%	1/15/26	13,926	13,931
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,231	7,728
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,724
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,095
	Celanese US Holdings LLC	4.625%	11/15/22	850	889
	Celanese US Holdings LLC	3.500%	5/8/24	3,800	4,048
	Celanese US Holdings LLC	1.400%	8/5/26	3,400	3,377
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,700	3,999
	CF Industries Inc.	3.450%	6/1/23	3,280	3,423
	Dow Chemical Co.	4.550%	11/30/25	269	302
	Dow Chemical Co.	3.625%	5/15/26	4,800	5,262
	DuPont de Nemours Inc.	4.205%	11/15/23	19,966	21,439
	DuPont de Nemours Inc.	4.493%	11/15/25	12,550	14,112
	Eastman Chemical Co.	3.800%	3/15/25	6,612	7,151
	EI du Pont de Nemours & Co.	1.700%	7/15/25	4,114	4,200
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	2,691	2,874
	FMC Corp.	4.100%	2/1/24	150	160
	Georgia-Pacific LLC	8.000%	1/15/24	7,365	8,588
[4]	Georgia-Pacific LLC	0.625%	5/15/24	3,000	2,997
[4]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	5,115
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,075	1,113
	International Paper Co.	3.800%	1/15/26	1,025	1,129
	Kinross Gold Corp.	5.950%	3/15/24	3,850	4,262
	Linde Inc.	2.700%	2/21/23	2,660	2,732
	Linde Inc.	2.650%	2/5/25	1,761	1,849
	Linde Inc.	3.200%	1/30/26	5,846	6,335
	LYB International Finance BV	4.000%	7/15/23	789	837
	LYB International Finance III LLC	1.250%	10/1/25	4,380	4,372
	LyondellBasell Industries NV	5.750%	4/15/24	9,633	10,703
	Martin Marietta Materials Inc.	0.650%	7/15/23	1,500	1,503
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,950	2,115
	Mosaic Co.	3.250%	11/15/22	7,054	7,258
	Mosaic Co.	4.250%	11/15/23	6,550	6,986
	NewMarket Corp.	4.100%	12/15/22	1,975	2,055
	Newmont Corp.	3.700%	3/15/23	1,185	1,228
	Nucor Corp.	4.000%	8/1/23	5,814	6,138
	Nucor Corp.	2.000%	6/1/25	7,842	8,070
	Nutrien Ltd.	3.150%	10/1/22	5,741	5,860
	Nutrien Ltd.	1.900%	5/13/23	3,400	3,473
	Nutrien Ltd.	3.500%	6/1/23	8,448	8,796
	Nutrien Ltd.	3.625%	3/15/24	1,002	1,066
	Nutrien Ltd.	3.375%	3/15/25	6,500	6,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	3.000%	4/1/25	4,453	4,716
	Packaging Corp. of America	4.500%	11/1/23	8,406	9,006
	Packaging Corp. of America	3.650%	9/15/24	1,618	1,739
	PPG Industries Inc.	2.400%	8/15/24	2,100	2,192
	PPG Industries Inc.	1.200%	3/15/26	5,149	5,120
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,494
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	10,062	10,998
	Sherwin-Williams Co.	3.125%	6/1/24	8,941	9,470
	Sherwin-Williams Co.	3.450%	8/1/25	4,165	4,511
	Sherwin-Williams Co.	3.950%	1/15/26	3,699	4,091
	Southern Copper Corp.	3.500%	11/8/22	2,025	2,090
	Southern Copper Corp.	3.875%	4/23/25	4,700	5,101
	Steel Dynamics Inc.	2.800%	12/15/24	3,085	3,252
	Steel Dynamics Inc.	2.400%	6/15/25	9,151	9,525
	Vale Overseas Ltd.	6.250%	8/10/26	15,528	18,410
	Vulcan Materials Co.	4.500%	4/1/25	2,452	2,710
	Westlake Chemical Corp.	3.600%	8/15/26	8,253	9,074
	WestRock RKT LLC	4.000%	3/1/23	400	416
	WRKCo Inc.	3.000%	9/15/24	6,602	6,989
	WRKCo Inc.	3.750%	3/15/25	16,029	17,338
	WRKCo Inc.	4.650%	3/15/26	8,406	9,537
					372,302
Real Estate (0.9%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	14,077	15,218
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,491	3,856
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,784	2,898
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,950	4,287
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	2,145	2,298
	American Tower Corp.	3.500%	1/31/23	10,721	11,159
	American Tower Corp.	3.000%	6/15/23	8,217	8,560
	American Tower Corp.	0.600%	1/15/24	2,225	2,221
	American Tower Corp.	5.000%	2/15/24	9,057	9,950
	American Tower Corp.	3.375%	5/15/24	10,250	10,907
	American Tower Corp.	2.950%	1/15/25	5,188	5,479
	American Tower Corp.	2.400%	3/15/25	9,138	9,502
	American Tower Corp.	4.000%	6/1/25	7,435	8,110
	American Tower Corp.	1.300%	9/15/25	168	168
	American Tower Corp.	4.400%	2/15/26	5,265	5,883
	American Tower Corp.	1.600%	4/15/26	7,165	7,198
	American Tower Corp.	1.450%	9/15/26	4,500	4,478
[2]	AvalonBay Communities Inc.	4.200%	12/15/23	5,220	5,590
[2]	AvalonBay Communities Inc.	3.500%	11/15/24	2,373	2,558
[2]	AvalonBay Communities Inc.	3.450%	6/1/25	4,861	5,251
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	4,248
	Boston Properties LP	3.850%	2/1/23	5,686	5,888
	Boston Properties LP	3.125%	9/1/23	4,195	4,374
	Boston Properties LP	3.800%	2/1/24	6,417	6,817
	Boston Properties LP	3.200%	1/15/25	9,200	9,770
	Brandywine Operating Partnership LP	3.950%	2/15/23	6,575	6,826
	Brandywine Operating Partnership LP	4.100%	10/1/24	1,283	1,381
	Brixmor Operating Partnership LP	3.650%	6/15/24	5,050	5,388
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,481	5,924
	Camden Property Trust	2.950%	12/15/22	4,325	4,424
	CBRE Services Inc.	4.875%	3/1/26	4,750	5,427
	CC Holdings GS V LLC	3.849%	4/15/23	6,846	7,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,761	4,059
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	1,566	1,660
	Corporate Office Properties LP	5.000%	7/1/25	500	558
	Corporate Office Properties LP	2.250%	3/15/26	1,809	1,852
	Crown Castle International Corp.	3.200%	9/1/24	10,945	11,644
	Crown Castle International Corp.	1.350%	7/15/25	9,545	9,589
	Crown Castle International Corp.	4.450%	2/15/26	8,916	9,983
	Crown Castle International Corp.	3.700%	6/15/26	7,780	8,501
	Crown Castle International Corp.	1.050%	7/15/26	8,088	7,923
	CubeSmart LP	4.375%	12/15/23	2,325	2,492
	CubeSmart LP	4.000%	11/15/25	550	602
	CubeSmart LP	3.125%	9/1/26	3,385	3,599
	CyrusOne LP	2.900%	11/15/24	5,326	5,581
	Digital Realty Trust LP	4.750%	10/1/25	3,730	4,209
	Duke Realty LP	3.750%	12/1/24	905	976
	EPR Properties	4.500%	4/1/25	719	766
	Equinix Inc.	2.625%	11/18/24	11,432	11,978
	Equinix Inc.	1.250%	7/15/25	2,900	2,891
	Equinix Inc.	1.000%	9/15/25	6,250	6,170
	Equinix Inc.	1.450%	5/15/26	4,857	4,842
	ERP Operating LP	3.000%	4/15/23	5,398	5,581
	ERP Operating LP	3.375%	6/1/25	3,550	3,814
	Essex Portfolio LP	3.250%	5/1/23	2,756	2,857
	Essex Portfolio LP	3.875%	5/1/24	6,270	6,706
	Essex Portfolio LP	3.500%	4/1/25	8,212	8,832
	Essex Portfolio LP	3.375%	4/15/26	3,850	4,153
	Federal Realty Investment Trust	3.950%	1/15/24	4,662	4,971
	GLP Capital LP	5.375%	11/1/23	4,550	4,911
	GLP Capital LP	3.350%	9/1/24	4,150	4,382
	GLP Capital LP	5.250%	6/1/25	7,299	8,145
	GLP Capital LP	5.375%	4/15/26	8,203	9,335
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,733	5,135
	Healthpeak Properties Inc.	3.400%	2/1/25	3,088	3,294
	Healthpeak Properties Inc.	4.000%	6/1/25	3,525	3,853
	Healthpeak Properties Inc.	3.250%	7/15/26	3,594	3,900
[2]	Host Hotels & Resorts LP	3.750%	10/15/23	7,615	7,979
	Host Hotels & Resorts LP	3.875%	4/1/24	1,792	1,901
[2]	Host Hotels & Resorts LP	4.000%	6/15/25	1,908	2,046
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	3,581	3,923
	Kilroy Realty LP	3.800%	1/15/23	1,300	1,343
	Kilroy Realty LP	3.450%	12/15/24	4,644	4,960
	Kilroy Realty LP	4.375%	10/1/25	2,378	2,647
	Kimco Realty Corp.	3.400%	11/1/22	6,445	6,620
	Kimco Realty Corp.	3.500%	4/15/23	1,250	1,296
	Kimco Realty Corp.	3.125%	6/1/23	2,660	2,757
	Kimco Realty Corp.	2.700%	3/1/24	593	617
	Kimco Realty Corp.	3.300%	2/1/25	4,376	4,663
	Kimco Realty Corp.	3.850%	6/1/25	2,500	2,692
	Life Storage LP	3.500%	7/1/26	2,853	3,109
	Mid-America Apartments LP	4.300%	10/15/23	2,855	3,039
	Mid-America Apartments LP	3.750%	6/15/24	5,750	6,162
	Mid-America Apartments LP	4.000%	11/15/25	1,359	1,494
	Mid-America Apartments LP	1.100%	9/15/26	1,332	1,314
	National Retail Properties Inc.	3.900%	6/15/24	1,825	1,958
	Office Properties Income Trust	4.250%	5/15/24	4,233	4,488
	Office Properties Income Trust	4.500%	2/1/25	5,177	5,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Office Properties Income Trust	2.650%	6/15/26	1,931	1,947
	Omega Healthcare Investors Inc.	4.375%	8/1/23	5,622	5,953
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,755	5,173
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,085	4,451
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,027	10,251
	Piedmont Operating Partnership LP	3.400%	6/1/23	5,305	5,489
	Piedmont Operating Partnership LP	4.450%	3/15/24	2,660	2,846
	Public Storage	0.875%	2/15/26	823	813
	Realty Income Corp.	4.650%	8/1/23	8,229	8,773
	Realty Income Corp.	3.875%	7/15/24	3,125	3,373
	Realty Income Corp.	3.875%	4/15/25	1,970	2,158
	Realty Income Corp.	0.750%	3/15/26	6,794	6,636
	Retail Properties of America Inc.	4.000%	3/15/25	500	529
	Sabra Health Care LP	4.800%	6/1/24	3,658	4,027
	Sabra Health Care LP	5.125%	8/15/26	5,747	6,431
	Simon Property Group LP	2.750%	6/1/23	5,398	5,574
	Simon Property Group LP	2.000%	9/13/24	10,274	10,629
	Simon Property Group LP	3.375%	10/1/24	17,068	18,265
	Simon Property Group LP	3.500%	9/1/25	10,655	11,589
	Simon Property Group LP	3.300%	1/15/26	3,484	3,772
	SITE Centers Corp.	3.625%	2/1/25	3,902	4,139
	SL Green Operating Partnership LP	3.250%	10/15/22	4,753	4,872
	SL Green Realty Corp.	4.500%	12/1/22	1,525	1,575
	Tanger Properties LP	3.125%	9/1/26	3,446	3,593
[2]	UDR Inc.	2.950%	9/1/26	2,647	2,812
	Ventas Realty LP	3.500%	4/15/24	4,030	4,290
	Ventas Realty LP	3.750%	5/1/24	925	984
	Ventas Realty LP	2.650%	1/15/25	5,453	5,689
	Ventas Realty LP	3.500%	2/1/25	7,913	8,452
	Ventas Realty LP	4.125%	1/15/26	250	276
	VEREIT Operating Partnership LP	4.600%	2/6/24	8,141	8,785
	VEREIT Operating Partnership LP	4.625%	11/1/25	3,377	3,797
	VEREIT Operating Partnership LP	4.875%	6/1/26	2,976	3,408
	Vornado Realty LP	3.500%	1/15/25	3,159	3,361
	Vornado Realty LP	2.150%	6/1/26	5,089	5,173
	Welltower Inc.	4.500%	1/15/24	4,975	5,345
	Welltower Inc.	3.625%	3/15/24	11,394	12,149
	Welltower Inc.	4.000%	6/1/25	26,204	28,664
	Weyerhaeuser Co.	8.500%	1/15/25	1,550	1,906
	WP Carey Inc.	4.600%	4/1/24	1,583	1,717
	WP Carey Inc.	4.000%	2/1/25	1,744	1,894
					675,088
Technology (2.5%)
	Adobe Inc.	1.700%	2/1/23	7,933	8,082
	Adobe Inc.	1.900%	2/1/25	10,904	11,260
	Adobe Inc.	3.250%	2/1/25	6,848	7,348
	Altera Corp.	4.100%	11/15/23	3,947	4,246
	Analog Devices Inc.	2.875%	6/1/23	4,950	5,123
	Analog Devices Inc.	3.125%	12/5/23	6,592	6,937
	Analog Devices Inc.	2.950%	4/1/25	930	990
	Analog Devices Inc.	3.900%	12/15/25	5,097	5,658
	Apple Inc.	2.400%	1/13/23	1,450	1,487
	Apple Inc.	2.850%	2/23/23	15,031	15,499
	Apple Inc.	2.400%	5/3/23	44,247	45,694
	Apple Inc.	0.750%	5/11/23	21,455	21,608
	Apple Inc.	3.000%	2/9/24	18,253	19,239
	Apple Inc.	3.450%	5/6/24	23,862	25,619
	Apple Inc.	2.850%	5/11/24	22,084	23,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	1.800%	9/11/24	10,469	10,834
	Apple Inc.	2.750%	1/13/25	16,736	17,729
	Apple Inc.	2.500%	2/9/25	18,063	19,012
	Apple Inc.	1.125%	5/11/25	23,336	23,488
	Apple Inc.	3.200%	5/13/25	8,488	9,161
	Apple Inc.	0.550%	8/20/25	13,350	13,145
	Apple Inc.	0.700%	2/8/26	20,723	20,496
	Apple Inc.	3.250%	2/23/26	39,091	42,538
	Apple Inc.	2.450%	8/4/26	21,370	22,622
	Apple Inc.	2.050%	9/11/26	16,175	16,845
	Applied Materials Inc.	3.900%	10/1/25	4,948	5,480
	Arrow Electronics Inc.	4.500%	3/1/23	1,649	1,722
	Arrow Electronics Inc.	3.250%	9/8/24	5,440	5,769
	Arrow Electronics Inc.	4.000%	4/1/25	3,038	3,279
	Autodesk Inc.	3.600%	12/15/22	200	206
	Autodesk Inc.	4.375%	6/15/25	2,311	2,555
	Automatic Data Processing Inc.	3.375%	9/15/25	7,190	7,832
	Avnet Inc.	4.875%	12/1/22	2,825	2,958
	Avnet Inc.	4.625%	4/15/26	5,085	5,665
	Block Financial LLC	5.500%	11/1/22	3,325	3,416
	Block Financial LLC	5.250%	10/1/25	2,247	2,540
	Broadcom Inc.	2.250%	11/15/23	4,000	4,123
	Broadcom Inc.	3.625%	10/15/24	12,710	13,726
	Broadcom Inc.	4.700%	4/15/25	10,000	11,130
	Broadcom Inc.	3.150%	11/15/25	17,696	18,901
	Broadcom Inc.	4.250%	4/15/26	11,000	12,244
	Broadcom Inc.	3.459%	9/15/26	15,000	16,212
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,872
	Cadence Design Systems Inc.	4.375%	10/15/24	2,626	2,865
	CDW LLC	5.500%	12/1/24	500	552
	CDW LLC	4.125%	5/1/25	2,700	2,799
[4]	CGI Inc.	1.450%	9/14/26	5,300	5,246
	Cisco Systems Inc.	2.600%	2/28/23	5,895	6,087
	Cisco Systems Inc.	2.200%	9/20/23	2,274	2,353
	Cisco Systems Inc.	3.625%	3/4/24	7,432	7,989
	Cisco Systems Inc.	2.950%	2/28/26	7,090	7,668
	Cisco Systems Inc.	2.500%	9/20/26	7,608	8,117
	Citrix Systems Inc.	1.250%	3/1/26	7,200	7,075
	Dell International LLC	5.450%	6/15/23	27,963	30,013
	Dell International LLC	4.000%	7/15/24	6,620	7,162
	Dell International LLC	5.850%	7/15/25	15,784	18,359
	Dell International LLC	6.020%	6/15/26	38,916	46,414
	DXC Technology Co.	1.800%	9/15/26	6,000	5,992
	Equifax Inc.	3.300%	12/15/22	6,252	6,420
	Equifax Inc.	3.950%	6/15/23	1,009	1,064
	Equifax Inc.	2.600%	12/1/24	5,287	5,549
	Equifax Inc.	2.600%	12/15/25	5,438	5,703
	Fidelity National Information Services Inc.	0.375%	3/1/23	8,000	8,004
	Fidelity National Information Services Inc.	0.600%	3/1/24	6,235	6,229
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,590	12,482
	Fiserv Inc.	3.500%	10/1/22	9,338	9,555
	Fiserv Inc.	3.800%	10/1/23	17,552	18,660
	Fiserv Inc.	2.750%	7/1/24	21,866	23,024
	Fiserv Inc.	3.850%	6/1/25	3,844	4,194
	Fiserv Inc.	3.200%	7/1/26	17,563	18,966
	Flex Ltd.	5.000%	2/15/23	4,313	4,560
	Flex Ltd.	4.750%	6/15/25	1,450	1,610
	Flex Ltd.	3.750%	2/1/26	3,825	4,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortinet Inc.	1.000%	3/15/26	4,190	4,128
	Global Payments Inc.	3.750%	6/1/23	6,220	6,500
	Global Payments Inc.	4.000%	6/1/23	10,192	10,748
	Global Payments Inc.	2.650%	2/15/25	11,925	12,459
	Global Payments Inc.	1.200%	3/1/26	7,704	7,626
	Global Payments Inc.	4.800%	4/1/26	5,816	6,596
[4]	GXO Logistics Inc.	1.650%	7/15/26	4,740	4,708
	Harman International Industries Inc.	4.150%	5/15/25	2,616	2,863
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	4,933	5,100
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	7,424	7,606
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	13,824	14,810
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	5,405	5,491
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	9,761	10,780
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	17,531	19,834
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	6,725	6,825
	HP Inc.	2.200%	6/17/25	15,850	16,363
[4]	HP Inc.	1.450%	6/17/26	10,000	9,963
	Hubbell Inc.	3.350%	3/1/26	1,526	1,645
	IHS Markit Ltd.	4.125%	8/1/23	1,565	1,659
	IHS Markit Ltd.	3.625%	5/1/24	2,500	2,660
	Intel Corp.	2.700%	12/15/22	14,103	14,507
	Intel Corp.	2.875%	5/11/24	6,995	7,399
	Intel Corp.	3.400%	3/25/25	12,050	13,020
	Intel Corp.	3.700%	7/29/25	18,484	20,240
	Intel Corp.	2.600%	5/19/26	8,379	8,926
	International Business Machines Corp.	2.875%	11/9/22	7,065	7,266
	International Business Machines Corp.	3.375%	8/1/23	10,739	11,323
	International Business Machines Corp.	3.625%	2/12/24	11,670	12,490
	International Business Machines Corp.	3.000%	5/15/24	25,011	26,536
	International Business Machines Corp.	7.000%	10/30/25	7,825	9,638
	International Business Machines Corp.	3.450%	2/19/26	12,040	13,186
	International Business Machines Corp.	3.300%	5/15/26	20,869	22,770
	Intuit Inc.	0.650%	7/15/23	6,457	6,487
	Intuit Inc.	0.950%	7/15/25	2,452	2,448
[2]	J Paul Getty Trust	0.391%	1/1/24	2,625	2,613
	Juniper Networks Inc.	1.200%	12/10/25	3,790	3,768
	KLA Corp.	4.650%	11/1/24	12,623	13,934
	Lam Research Corp.	3.800%	3/15/25	3,334	3,632
	Lam Research Corp.	3.750%	3/15/26	7,581	8,408
	Legrand France SA	8.500%	2/15/25	3,418	4,238
	Leidos Inc.	2.950%	5/15/23	4,303	4,455
	Leidos Inc.	3.625%	5/15/25	4,502	4,861
[4]	Marvell Technology Inc.	4.200%	6/22/23	5,425	5,724
[4]	Marvell Technology Inc.	1.650%	4/15/26	2,579	2,583
	Maxim Integrated Products Inc.	3.375%	3/15/23	4,319	4,468
	Microchip Technology Inc.	4.333%	6/1/23	11,739	12,409
	Micron Technology Inc.	2.497%	4/24/23	14,577	15,007
	Micron Technology Inc.	4.640%	2/6/24	1,759	1,908
	Micron Technology Inc.	4.975%	2/6/26	590	675
	Microsoft Corp.	2.650%	11/3/22	17,500	17,877
	Microsoft Corp.	2.125%	11/15/22	8,583	8,762
	Microsoft Corp.	2.375%	5/1/23	11,672	12,005
	Microsoft Corp.	2.000%	8/8/23	13,064	13,449
	Microsoft Corp.	3.625%	12/15/23	8,071	8,589
	Microsoft Corp.	2.875%	2/6/24	22,082	23,226
	Microsoft Corp.	2.700%	2/12/25	22,816	24,178
	Microsoft Corp.	3.125%	11/3/25	25,936	28,105
	Microsoft Corp.	2.400%	8/8/26	35,684	37,915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moody's Corp.	2.625%	1/15/23	6,471	6,650
	Moody's Corp.	4.875%	2/15/24	2,164	2,357
	Moody's Corp.	3.750%	3/24/25	6,725	7,312
	Motorola Solutions Inc.	4.000%	9/1/24	5,469	5,956
	NetApp Inc.	3.300%	9/29/24	4,300	4,585
	NetApp Inc.	1.875%	6/22/25	5,681	5,821
	NVIDIA Corp.	0.309%	6/15/23	10,000	9,997
	NVIDIA Corp.	0.584%	6/14/24	10,558	10,572
	NVIDIA Corp.	3.200%	9/16/26	8,127	8,901
[4]	NXP BV	4.875%	3/1/24	8,356	9,116
[4]	NXP BV	2.700%	5/1/25	4,213	4,405
[4]	NXP BV	5.350%	3/1/26	4,563	5,270
[4]	NXP BV	3.875%	6/18/26	7,399	8,154
	Oracle Corp.	2.500%	10/15/22	20,390	20,852
	Oracle Corp.	2.625%	2/15/23	15,141	15,581
	Oracle Corp.	3.625%	7/15/23	5,347	5,652
	Oracle Corp.	2.400%	9/15/23	18,755	19,405
	Oracle Corp.	3.400%	7/8/24	16,387	17,496
	Oracle Corp.	2.950%	11/15/24	13,377	14,197
	Oracle Corp.	2.500%	4/1/25	30,157	31,553
	Oracle Corp.	2.950%	5/15/25	23,061	24,457
	Oracle Corp.	1.650%	3/25/26	28,524	28,927
	Oracle Corp.	2.650%	7/15/26	21,794	22,981
	PayPal Holdings Inc.	1.350%	6/1/23	10,200	10,368
	PayPal Holdings Inc.	2.400%	10/1/24	9,558	10,042
	PayPal Holdings Inc.	1.650%	6/1/25	6,873	7,047
	QUALCOMM Inc.	2.600%	1/30/23	6,693	6,880
	QUALCOMM Inc.	2.900%	5/20/24	5,844	6,179
	QUALCOMM Inc.	3.450%	5/20/25	13,686	14,832
	RELX Capital Inc.	3.500%	3/16/23	6,099	6,355
	Roper Technologies Inc.	2.800%	12/15/21	4,051	4,063
	Roper Technologies Inc.	3.125%	11/15/22	4,812	4,927
	Roper Technologies Inc.	3.650%	9/15/23	4,012	4,251
	Roper Technologies Inc.	2.350%	9/15/24	4,215	4,411
	Roper Technologies Inc.	1.000%	9/15/25	9,309	9,256
	Roper Technologies Inc.	3.850%	12/15/25	1,850	2,032
	S&P Global Inc.	4.000%	6/15/25	5,231	5,755
	salesforce.com Inc.	3.250%	4/11/23	9,153	9,545
	Skyworks Solutions Inc.	1.800%	6/1/26	6,100	6,173
[4]	SYNNEX Corp.	1.250%	8/9/24	200	200
[4]	SYNNEX Corp.	1.750%	8/9/26	4,611	4,566
	Texas Instruments Inc.	2.625%	5/15/24	2,450	2,569
	Texas Instruments Inc.	1.375%	3/12/25	17,031	17,321
	Texas Instruments Inc.	1.125%	9/15/26	4,500	4,497
	Verisk Analytics Inc.	4.000%	6/15/25	8,382	9,227
	VMware Inc.	0.600%	8/15/23	8,511	8,520
	VMware Inc.	1.000%	8/15/24	3,000	3,010
	VMware Inc.	4.500%	5/15/25	7,541	8,403
	VMware Inc.	1.400%	8/15/26	14,100	14,038
	Xilinx Inc.	2.950%	6/1/24	6,573	6,927
					1,888,444
Utilities (1.3%)
	AEP Texas Inc.	2.400%	10/1/22	2,550	2,598
	AES Corp.	1.375%	1/15/26	8,398	8,255
[2]	Alabama Power Co.	3.550%	12/1/23	2,450	2,612
	Ameren Corp.	2.500%	9/15/24	5,194	5,427
	Ameren Corp.	3.650%	2/15/26	4,345	4,722
	Ameren Illinois Co.	3.250%	3/1/25	3,450	3,688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Electric Power Co. Inc.	2.950%	12/15/22	6,770	6,928
[2]	American Electric Power Co. Inc.	0.750%	11/1/23	2,000	2,000
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	3,550	3,509
	American Water Capital Corp.	3.850%	3/1/24	3,525	3,774
	American Water Capital Corp.	3.400%	3/1/25	7,500	8,078
	Appalachian Power Co.	3.400%	6/1/25	550	590
	Arizona Public Service Co.	3.150%	5/15/25	2,407	2,571
	Atmos Energy Corp.	0.625%	3/9/23	6,000	6,000
	Avangrid Inc.	3.150%	12/1/24	7,223	7,696
	Avangrid Inc.	3.200%	4/15/25	4,382	4,669
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,292	3,432
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,025	3,169
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,911	6,085
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	6,801	7,214
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	12,778	14,051
	Black Hills Corp.	1.037%	8/23/24	7,000	7,001
	Black Hills Corp.	3.950%	1/15/26	4,245	4,635
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	404	425
	CenterPoint Energy Inc.	3.850%	2/1/24	1,787	1,902
	CenterPoint Energy Inc.	2.500%	9/1/24	4,432	4,629
	CenterPoint Energy Inc.	1.450%	6/1/26	1,536	1,537
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	4,457	4,648
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,965	5,413
	CMS Energy Corp.	3.000%	5/15/26	3,000	3,207
	Commonwealth Edison Co.	2.550%	6/15/26	7,009	7,425
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	6,900	6,819
[2]	Consolidated Edison Inc.	0.650%	12/1/23	5,000	5,000
	Consumers Energy Co.	0.350%	6/1/23	2,700	2,697
	Consumers Energy Co.	3.375%	8/15/23	2,925	3,064
	Delmarva Power & Light Co.	3.500%	11/15/23	4,425	4,680
	Dominion Energy Inc.	3.071%	8/15/24	6,020	6,367
[2]	Dominion Energy Inc.	3.300%	3/15/25	5,150	5,512
	Dominion Energy Inc.	3.900%	10/1/25	7,135	7,805
[2]	Dominion Energy Inc.	1.450%	4/15/26	4,810	4,833
[2]	Dominion Energy Inc.	2.850%	8/15/26	6,430	6,829
	DTE Electric Co.	3.650%	3/15/24	3,134	3,338
	DTE Electric Co.	3.375%	3/1/25	5,350	5,744
[2]	DTE Energy Co.	0.550%	11/1/22	7,831	7,846
	DTE Energy Co.	2.250%	11/1/22	5,420	5,528
[2]	DTE Energy Co.	2.529%	10/1/24	7,901	8,253
[2]	DTE Energy Co.	1.050%	6/1/25	8,700	8,629
	DTE Energy Co.	2.850%	10/1/26	2,500	2,648
	Duke Energy Carolinas LLC	2.500%	3/15/23	3,361	3,454
	Duke Energy Carolinas LLC	3.050%	3/15/23	5,400	5,602
	Duke Energy Corp.	3.950%	10/15/23	3,862	4,098
	Duke Energy Corp.	3.750%	4/15/24	12,949	13,822
	Duke Energy Corp.	0.900%	9/15/25	1,200	1,189
	Duke Energy Corp.	2.650%	9/1/26	5,000	5,278
	Duke Energy Ohio Inc.	3.800%	9/1/23	3,700	3,905
	Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,106
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,885
[2]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	9,943	10,407
	Edison International	3.125%	11/15/22	410	420
	Edison International	2.950%	3/15/23	3,377	3,474
	Edison International	3.550%	11/15/24	9,230	9,785
	Edison International	4.950%	4/15/25	2,042	2,252
	Emera US Finance LP	3.550%	6/15/26	5,452	5,897
	Entergy Arkansas LLC	3.700%	6/1/24	5,025	5,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Arkansas LLC	3.500%	4/1/26	5,412	5,912
	Entergy Corp.	0.900%	9/15/25	6,050	5,943
	Entergy Corp.	2.950%	9/1/26	6,810	7,245
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,917	3,313
	Entergy Louisiana LLC	4.050%	9/1/23	2,950	3,121
	Entergy Louisiana LLC	0.620%	11/17/23	8,000	8,001
[5]	Entergy Louisiana LLC	0.950%	10/1/24	6,600	6,603
	Entergy Louisiana LLC	5.400%	11/1/24	2,783	3,161
	Evergy Inc.	2.450%	9/15/24	7,787	8,131
	Evergy Kansas Central Inc.	2.550%	7/1/26	2,198	2,311
	Evergy Metro Inc.	3.150%	3/15/23	2,425	2,503
[2]	Eversource Energy	3.800%	12/1/23	4,982	5,309
[2]	Eversource Energy	2.900%	10/1/24	4,645	4,906
[2]	Eversource Energy	3.150%	1/15/25	2,167	2,301
[2]	Eversource Energy	1.400%	8/15/26	3,000	2,992
[2]	Exelon Corp.	3.950%	6/15/25	9,531	10,387
	Exelon Corp.	3.400%	4/15/26	7,246	7,851
	Exelon Generation Co. LLC	3.250%	6/1/25	7,934	8,459
	Florida Power & Light Co.	2.750%	6/1/23	4,545	4,674
	Florida Power & Light Co.	3.250%	6/1/24	2,700	2,856
	Florida Power & Light Co.	2.850%	4/1/25	5,859	6,219
	Florida Power & Light Co.	3.125%	12/1/25	4,970	5,342
[2]	Georgia Power Co.	2.100%	7/30/23	12,981	13,372
[2]	Georgia Power Co.	2.200%	9/15/24	10,665	11,083
	Interstate Power & Light Co.	3.250%	12/1/24	4,219	4,506
	ITC Holdings Corp.	2.700%	11/15/22	6,674	6,829
	ITC Holdings Corp.	3.250%	6/30/26	2,972	3,213
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	548
	MidAmerican Energy Co.	3.500%	10/15/24	9,407	10,125
	National Fuel Gas Co.	3.750%	3/1/23	3,066	3,173
	National Fuel Gas Co.	5.200%	7/15/25	4,244	4,726
	National Fuel Gas Co.	5.500%	1/15/26	4,332	4,993
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	4,852	4,992
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	4,037	4,258
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,360	5,630
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	5,184	5,152
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,455	4,708
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	8,187	8,828
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,137	3,105
[2]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	5,365	5,586
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	3,354
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	7,264	7,472
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	18,897	18,967
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	9,736	10,296
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	18,639	19,666
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	3,062	3,289
	NiSource Inc.	0.950%	8/15/25	12,066	11,920
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	7,295	7,688
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,310	2,452
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONE Gas Inc.	0.850%	3/11/23	4,000	4,001
	ONE Gas Inc.	3.610%	2/1/24	2,370	2,504
	ONE Gas Inc.	1.100%	3/11/24	4,000	4,000
	Pacific Gas & Electric Co.	1.367%	3/10/23	6,000	5,980
	Pacific Gas & Electric Co.	3.850%	11/15/23	8,511	8,852
	Pacific Gas & Electric Co.	3.750%	2/15/24	7,302	7,606
	Pacific Gas & Electric Co.	3.500%	6/15/25	11,900	12,409
	Pacific Gas & Electric Co.	3.450%	7/1/25	11,519	12,030
	Pacific Gas & Electric Co.	3.150%	1/1/26	22,950	23,719
	Pacific Gas & Electric Co.	2.950%	3/1/26	3,800	3,902
	PacifiCorp	2.950%	6/1/23	1,300	1,347
	PacifiCorp	3.600%	4/1/24	3,035	3,235
	PECO Energy Co.	3.150%	10/15/25	3,171	3,407
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,835
	PPL Capital Funding Inc.	3.100%	5/15/26	10,326	11,003
	PSEG Power LLC	3.850%	6/1/23	7,803	8,222
[2]	Public Service Electric & Gas Co.	2.375%	5/15/23	2,000	2,055
[2]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,800	2,976
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,625	1,615
	Public Service Enterprise Group Inc.	2.650%	11/15/22	5,458	5,587
	Public Service Enterprise Group Inc.	2.875%	6/15/24	8,243	8,678
	Public Service Enterprise Group Inc.	0.800%	8/15/25	7,607	7,477
	Puget Energy Inc.	3.650%	5/15/25	5,000	5,354
[2]	San Diego Gas & Electric Co.	3.600%	9/1/23	3,048	3,210
	San Diego Gas & Electric Co.	2.500%	5/15/26	3,150	3,317
	Sempra Energy	2.875%	10/1/22	5,029	5,119
	Sempra Energy	2.900%	2/1/23	6,763	6,963
	Sempra Energy	4.050%	12/1/23	4,228	4,504
	Sempra Energy	3.750%	11/15/25	9,448	10,278
	Sierra Pacific Power Co.	2.600%	5/1/26	7,369	7,780
[2]	Southern California Edison Co.	1.845%	2/1/22	290	290
	Southern California Edison Co.	0.700%	4/3/23	2,700	2,707
[2]	Southern California Edison Co.	3.400%	6/1/23	3,270	3,413
[2]	Southern California Edison Co.	0.700%	8/1/23	1,125	1,126
[2]	Southern California Edison Co.	3.500%	10/1/23	4,709	4,946
	Southern California Edison Co.	1.100%	4/1/24	5,775	5,804
[2]	Southern California Edison Co.	0.975%	8/1/24	3,750	3,755
[2]	Southern California Edison Co.	3.700%	8/1/25	7,650	8,317
[2]	Southern California Edison Co.	1.200%	2/1/26	2,700	2,680
	Southern California Gas Co.	3.150%	9/15/24	566	603
	Southern California Gas Co.	3.200%	6/15/25	3,390	3,620
[2]	Southern California Gas Co.	2.600%	6/15/26	4,900	5,180
	Southern Co.	2.950%	7/1/23	2,161	2,244
	Southern Co.	3.250%	7/1/26	23,288	25,067
[2]	Southern Co.	4.000%	1/15/51	11,032	11,669
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	9,956	10,304
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,244	1,339
[2]	Southern Power Co.	2.500%	12/15/21	1,900	1,905
	Southern Power Co.	4.150%	12/1/25	2,380	2,638
	Southern Power Co.	0.900%	1/15/26	1,000	981
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	6,485	6,545
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,249
	Union Electric Co.	3.500%	4/15/24	3,050	3,242
[2]	Virginia Electric & Power Co.	2.750%	3/15/23	8,652	8,902
[2]	Virginia Electric & Power Co.	3.100%	5/15/25	5,433	5,779
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	10,465	11,271
	WEC Energy Group Inc.	0.550%	9/15/23	3,300	3,299
	WEC Energy Group Inc.	0.800%	3/15/24	4,312	4,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	3.550%	6/15/25	3,717	4,021
	Wisconsin Electric Power Co.	2.050%	12/15/24	700	728
	Wisconsin Public Service Corp.	3.350%	11/21/21	5,613	5,636
	Xcel Energy Inc.	0.500%	10/15/23	6,515	6,523
	Xcel Energy Inc.	3.300%	6/1/25	6,606	7,054
					994,858
Total Corporate Bonds (Cost $19,385,485)					19,670,874
Sovereign Bonds (6.2%)
[2]	African Development Bank	2.125%	11/16/22	26,895	27,480
	African Development Bank	0.750%	4/3/23	26,050	26,247
	African Development Bank	3.000%	9/20/23	19,986	21,024
	African Development Bank	0.875%	3/23/26	19,990	19,904
[2]	African Development Bank	0.875%	7/22/26	15,645	15,535
	Asian Development Bank	1.625%	1/24/23	14,200	14,466
[2]	Asian Development Bank	2.750%	3/17/23	36,267	37,596
[2]	Asian Development Bank	0.250%	7/14/23	51,683	51,651
[2]	Asian Development Bank	0.250%	10/6/23	38,750	38,685
	Asian Development Bank	2.625%	1/30/24	28,950	30,423
[2]	Asian Development Bank	0.375%	6/11/24	39,725	39,578
[2,5]	Asian Development Bank	0.625%	10/8/24	20,000	20,025
	Asian Development Bank	1.500%	10/18/24	32,975	33,876
[2]	Asian Development Bank	2.000%	1/22/25	4,308	4,495
	Asian Development Bank	0.625%	4/29/25	54,115	53,933
[2]	Asian Development Bank	0.375%	9/3/25	22,510	22,149
[2]	Asian Development Bank	0.500%	2/4/26	24,109	23,664
[2]	Asian Development Bank	1.000%	4/14/26	18,050	18,077
[2]	Asian Development Bank	2.000%	4/24/26	24,933	26,081
	Asian Infrastructure Investment Bank	0.250%	9/29/23	28,480	28,424
	Asian Infrastructure Investment Bank	2.250%	5/16/24	24,535	25,645
	Asian Infrastructure Investment Bank	0.500%	5/28/25	20,350	20,161
	Asian Infrastructure Investment Bank	0.500%	1/27/26	27,270	26,762
	Canadian Government Bond	2.000%	11/15/22	32,231	32,883
	Canadian Government Bond	1.625%	1/22/25	19,030	19,641
	Canadian Government Bond	0.750%	5/19/26	36,050	35,715
	Corp. Andina de Fomento	4.375%	6/15/22	6,301	6,468
	Corp. Andina de Fomento	2.750%	1/6/23	14,350	14,739
	Corp. Andina de Fomento	2.375%	5/12/23	8,150	8,372
	Corp. Andina de Fomento	3.750%	11/23/23	11,552	12,239
	Corp. Andina de Fomento	1.625%	9/23/25	9,950	10,047
	Council of Europe Development Bank	2.625%	2/13/23	11,637	12,006
	Council of Europe Development Bank	0.250%	6/10/23	5,000	4,998
	Council of Europe Development Bank	0.250%	10/20/23	12,200	12,175
	Council of Europe Development Bank	2.500%	2/27/24	1,000	1,049
	Council of Europe Development Bank	0.375%	6/10/24	4,915	4,896
	Council of Europe Development Bank	1.375%	2/27/25	11,430	11,691
	Council of Europe Development Bank	0.875%	9/22/26	11,500	11,407
	Equinor ASA	2.450%	1/17/23	18,244	18,740
	Equinor ASA	2.650%	1/15/24	20,800	21,756
	Equinor ASA	3.700%	3/1/24	16,001	17,176
	Equinor ASA	3.250%	11/10/24	11,043	11,868
	Equinor ASA	2.875%	4/6/25	16,060	17,055
	Equinor ASA	1.750%	1/22/26	4,829	4,946
[2]	European Bank for Reconstruction & Development	2.750%	3/7/23	22,220	23,017
[2]	European Bank for Reconstruction & Development	0.250%	7/10/23	15,900	15,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	European Bank for Reconstruction & Development	1.500%	2/13/25	4,850	4,983
	European Bank for Reconstruction & Development	0.500%	5/19/25	39,851	39,526
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,775	10,630
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	19,100	18,756
	European Investment Bank	2.000%	12/15/22	27,470	28,066
	European Investment Bank	2.500%	3/15/23	44,498	45,951
	European Investment Bank	1.375%	5/15/23	14,078	14,333
[2]	European Investment Bank	2.875%	8/15/23	29,640	31,061
	European Investment Bank	0.250%	9/15/23	62,905	62,830
[2]	European Investment Bank	3.125%	12/14/23	32,148	34,081
	European Investment Bank	3.250%	1/29/24	48,804	52,000
	European Investment Bank	2.625%	3/15/24	25,090	26,421
	European Investment Bank	2.250%	6/24/24	8,116	8,497
	European Investment Bank	0.375%	7/24/24	34,500	34,356
	European Investment Bank	2.500%	10/15/24	3,700	3,913
	European Investment Bank	1.875%	2/10/25	32,265	33,564
	European Investment Bank	1.625%	3/14/25	52,939	54,628
	European Investment Bank	0.625%	7/25/25	41,885	41,679
	European Investment Bank	0.375%	12/15/25	12,420	12,178
	European Investment Bank	0.375%	3/26/26	10,540	10,279
	European Investment Bank	2.125%	4/13/26	18,670	19,642
	European Investment Bank	0.750%	10/26/26	5,050	4,981
[6]	Export Development Canada	2.500%	1/24/23	11,090	11,419
[6]	Export Development Canada	1.375%	2/24/23	17,975	18,262
[6]	Export Development Canada	2.750%	3/15/23	10,725	11,112
[6]	Export Development Canada	2.625%	2/21/24	13,200	13,876
	Export-Import Bank of Korea	3.000%	11/1/22	10,950	11,256
	Export-Import Bank of Korea	3.625%	11/27/23	3,370	3,598
	Export-Import Bank of Korea	4.000%	1/14/24	6,210	6,700
	Export-Import Bank of Korea	0.375%	2/9/24	3,500	3,488
	Export-Import Bank of Korea	2.375%	6/25/24	16,500	17,312
	Export-Import Bank of Korea	2.875%	1/21/25	8,150	8,632
	Export-Import Bank of Korea	1.875%	2/12/25	1,300	1,335
	Export-Import Bank of Korea	3.250%	11/10/25	10,250	11,123
	Export-Import Bank of Korea	0.625%	2/9/26	3,000	2,931
	Export-Import Bank of Korea	2.625%	5/26/26	11,125	11,848
	Export-Import Bank of Korea	3.250%	8/12/26	6,425	7,040
[7]	FMS Wertmanagement	2.750%	3/6/23	14,375	14,886
[7]	FMS Wertmanagement	2.750%	1/30/24	2,895	3,049
[2]	Hydro-Quebec	8.050%	7/7/24	4,025	4,805
	Inter-American Development Bank	2.500%	1/18/23	34,783	35,807
	Inter-American Development Bank	0.500%	5/24/23	42,525	42,699
	Inter-American Development Bank	3.000%	10/4/23	21,080	22,202
	Inter-American Development Bank	0.250%	11/15/23	44,525	44,432
	Inter-American Development Bank	2.625%	1/16/24	22,775	23,907
	Inter-American Development Bank	3.000%	2/21/24	36,016	38,199
	Inter-American Development Bank	0.500%	9/23/24	32,000	31,939
	Inter-American Development Bank	2.125%	1/15/25	18,620	19,504
[2]	Inter-American Development Bank	1.750%	3/14/25	29,671	30,738
	Inter-American Development Bank	0.875%	4/3/25	28,600	28,768
	Inter-American Development Bank	0.625%	7/15/25	24,450	24,320
[2]	Inter-American Development Bank	0.875%	4/20/26	31,475	31,353
[2]	Inter-American Development Bank	2.000%	6/2/26	14,097	14,744
	Inter-American Development Bank	2.000%	7/23/26	10,035	10,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	1.875%	10/7/22	5,754	5,853
	International Bank for Reconstruction & Development	7.625%	1/19/23	7,771	8,515
	International Bank for Reconstruction & Development	1.750%	4/19/23	7,375	7,546
	International Bank for Reconstruction & Development	0.125%	4/20/23	35,000	34,941
[2]	International Bank for Reconstruction & Development	1.875%	6/19/23	37,000	38,019
	International Bank for Reconstruction & Development	3.000%	9/27/23	27,050	28,479
	International Bank for Reconstruction & Development	0.250%	11/24/23	36,450	36,372
	International Bank for Reconstruction & Development	2.500%	3/19/24	24,000	25,205
[2]	International Bank for Reconstruction & Development	1.500%	8/28/24	25,525	26,218
[2]	International Bank for Reconstruction & Development	2.500%	11/25/24	32,015	33,895
	International Bank for Reconstruction & Development	1.625%	1/15/25	34,525	35,627
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	4,344	4,557
	International Bank for Reconstruction & Development	0.750%	3/11/25	38,375	38,454
	International Bank for Reconstruction & Development	0.625%	4/22/25	68,965	68,758
	International Bank for Reconstruction & Development	0.375%	7/28/25	49,292	48,565
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	40,645	43,282
	International Bank for Reconstruction & Development	0.500%	10/28/25	51,015	50,359
[2]	International Bank for Reconstruction & Development	3.125%	11/20/25	1,700	1,860
[2]	International Bank for Reconstruction & Development	0.650%	2/10/26	1,000	977
	International Bank for Reconstruction & Development	0.875%	7/15/26	15,560	15,475
[2]	International Finance Corp.	2.000%	10/24/22	8,625	8,792
	International Finance Corp.	0.500%	3/20/23	1,425	1,431
[2]	International Finance Corp.	2.875%	7/31/23	23,300	24,388
[2]	International Finance Corp.	1.375%	10/16/24	15,475	15,839
[2]	International Finance Corp.	0.375%	7/16/25	13,800	13,598
[2]	International Finance Corp.	2.125%	4/7/26	5,092	5,355
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	7,155	7,263
[2,8]	Japan Bank for International Cooperation	1.625%	10/17/22	2,750	2,789
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	18,860	19,306
[8]	Japan Bank for International Cooperation	1.750%	1/23/23	16,700	17,017
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	15,885	15,958
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	15,100	15,874
[2,8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,555
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	22,300	22,282
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	11,250	11,924
[2,8]	Japan Bank for International Cooperation	0.500%	4/15/24	8,000	7,983
[2,8]	Japan Bank for International Cooperation	2.500%	5/23/24	19,000	19,933
[2,8]	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,543
[2,8]	Japan Bank for International Cooperation	1.750%	10/17/24	4,900	5,050
[2,8]	Japan Bank for International Cooperation	2.125%	2/10/25	1,031	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,8]	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,660
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	25,575	25,302
[2,8]	Japan Bank for International Cooperation	2.750%	1/21/26	5,335	5,709
[2,8]	Japan Bank for International Cooperation	2.375%	4/20/26	6,875	7,256
[8]	Japan Bank for International Cooperation	1.875%	7/21/26	2,706	2,793
[7]	KFW	2.000%	10/4/22	19,565	19,927
[7]	KFW	2.375%	12/29/22	47,476	48,764
[7]	KFW	2.125%	1/17/23	39,285	40,253
[7]	KFW	1.625%	2/15/23	41,600	42,404
[7]	KFW	0.250%	4/25/23	32,790	32,795
[7]	KFW	0.250%	10/19/23	44,775	44,698
[7]	KFW	2.625%	2/28/24	31,650	33,293
[7]	KFW	0.250%	3/8/24	51,800	51,563
[7]	KFW	1.375%	8/5/24	30,554	31,271
[7]	KFW	0.500%	9/20/24	41,880	41,801
[7]	KFW	2.500%	11/20/24	43,435	45,962
[7]	KFW	2.000%	5/2/25	17,849	18,655
[7]	KFW	0.375%	7/18/25	50,975	50,233
[7]	KFW	0.625%	1/22/26	32,055	31,661
	Korea Development Bank	3.375%	3/12/23	3,250	3,386
	Korea Development Bank	2.750%	3/19/23	9,070	9,371
	Korea Development Bank	3.750%	1/22/24	6,628	7,117
	Korea Development Bank	3.250%	2/19/24	3,400	3,616
	Korea Development Bank	0.400%	3/9/24	5,360	5,341
	Korea Development Bank	2.125%	10/1/24	6,560	6,860
	Korea Development Bank	3.000%	1/13/26	11,900	12,810
	Korea Development Bank	2.000%	9/12/26	7,200	7,472
[7]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	11,555	12,223
[7]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	10,730	11,189
[2,7]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	22,675	22,470
[7]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,068	14,886
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	16,475	16,412
[2,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,963	10,308
	Nordic Investment Bank	1.375%	10/17/22	6,042	6,118
	Nordic Investment Bank	0.375%	5/19/23	15,250	15,277
	Nordic Investment Bank	2.875%	7/19/23	5,750	6,013
	Nordic Investment Bank	2.250%	5/21/24	2,617	2,736
	Nordic Investment Bank	0.375%	9/20/24	6,950	6,910
	Nordic Investment Bank	0.375%	9/11/25	14,550	14,301
[2]	Nordic Investment Bank	0.500%	1/21/26	13,200	12,966
	North American Development Bank	2.400%	10/26/22	838	854
[2,9]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	17,165	17,808
[9]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	6,565	6,940
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,005	13,348
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	23,635	23,209
[2,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	9,173	8,997
[2]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,346
[2,10]	Petroleos Mexicanos	2.290%	2/15/24	475	477
	Province of Alberta	3.350%	11/1/23	14,475	15,354
	Province of Alberta	2.950%	1/23/24	12,100	12,781
	Province of Alberta	1.875%	11/13/24	19,150	19,851
	Province of Alberta	1.000%	5/20/25	13,657	13,743
	Province of British Columbia	2.000%	10/23/22	10,604	10,807
[2]	Province of British Columbia	1.750%	9/27/24	15,400	15,920
[2]	Province of British Columbia	6.500%	1/15/26	1,313	1,597
	Province of British Columbia	0.900%	7/20/26	8,170	8,118
[2]	Province of Manitoba	2.600%	4/16/24	6,750	7,091
	Province of Manitoba	3.050%	5/14/24	5,718	6,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Manitoba	2.125%	6/22/26	4,989	5,216
	Province of New Brunswick	2.500%	12/12/22	4,500	4,606
	Province of Ontario	2.200%	10/3/22	2,483	2,532
	Province of Ontario	1.750%	1/24/23	24,750	25,237
	Province of Ontario	3.400%	10/17/23	27,062	28,716
	Province of Ontario	3.050%	1/29/24	12,010	12,719
	Province of Ontario	3.200%	5/16/24	15,210	16,247
	Province of Ontario	0.625%	1/21/26	28,700	28,267
	Province of Ontario	1.050%	4/14/26	14,900	14,902
	Province of Ontario	2.500%	4/27/26	17,305	18,421
	Province of Quebec	2.625%	2/13/23	25,867	26,695
[2]	Province of Quebec	7.125%	2/9/24	200	230
[2]	Province of Quebec	2.500%	4/9/24	14,720	15,439
[2]	Province of Quebec	2.875%	10/16/24	18,645	19,900
[2]	Province of Quebec	1.500%	2/11/25	14,760	15,133
	Province of Quebec	0.600%	7/23/25	45,605	45,223
	Province of Quebec	2.500%	4/20/26	17,425	18,567
	Republic of Chile	2.250%	10/30/22	3,310	3,373
	Republic of Chile	3.125%	3/27/25	11,050	11,779
	Republic of Chile	3.125%	1/21/26	4,738	5,065
	Republic of Finland	6.950%	2/15/26	300	370
	Republic of Hungary	5.375%	2/21/23	13,435	14,327
	Republic of Hungary	5.750%	11/22/23	16,057	17,756
	Republic of Hungary	5.375%	3/25/24	23,620	26,230
	Republic of Indonesia	2.950%	1/11/23	9,545	9,829
	Republic of Indonesia	4.450%	2/11/24	7,496	8,144
	Republic of Italy	6.875%	9/27/23	24,850	27,838
	Republic of Italy	0.875%	5/6/24	14,675	14,648
	Republic of Italy	2.375%	10/17/24	22,550	23,400
	Republic of Italy	1.250%	2/17/26	21,580	21,266
	Republic of Korea	3.875%	9/11/23	16,163	17,240
	Republic of Korea	5.625%	11/3/25	1,439	1,698
[2]	Republic of Panama	4.000%	9/22/24	12,668	13,633
[2]	Republic of Panama	3.750%	3/16/25	9,354	10,053
	Republic of Panama	7.125%	1/29/26	9,641	11,800
	Republic of Peru	7.350%	7/21/25	11,790	14,270
[2]	Republic of Peru	2.392%	1/23/26	13,900	14,205
	Republic of Poland	5.000%	3/23/22	1,849	1,889
	Republic of Poland	3.000%	3/17/23	19,573	20,316
	Republic of Poland	4.000%	1/22/24	16,800	18,124
	Republic of Poland	3.250%	4/6/26	12,668	13,895
	Republic of the Philippines	4.200%	1/21/24	11,086	11,916
	Republic of the Philippines	7.500%	9/25/24	600	682
	Republic of the Philippines	9.500%	10/21/24	5,251	6,598
	Republic of the Philippines	10.625%	3/16/25	11,992	15,809
	Republic of the Philippines	5.500%	3/30/26	6,313	7,428
	State of Israel	3.150%	6/30/23	10,500	10,986
	State of Israel	2.875%	3/16/26	9,469	10,147
	Svensk Exportkredit AB	1.625%	11/14/22	12,913	13,116
[2]	Svensk Exportkredit AB	2.875%	3/14/23	19,240	19,961
[2]	Svensk Exportkredit AB	0.750%	4/6/23	5,150	5,186
[2]	Svensk Exportkredit AB	0.250%	9/29/23	9,654	9,629
[2]	Svensk Exportkredit AB	1.750%	12/12/23	4,900	5,039
[2]	Svensk Exportkredit AB	0.375%	7/30/24	14,525	14,434
[5]	Svensk Exportkredit AB	0.625%	10/7/24	6,000	5,997
[2]	Svensk Exportkredit AB	0.625%	5/14/25	19,630	19,508
	Svensk Exportkredit AB	0.500%	8/26/25	10,050	9,919
	United Mexican States	4.000%	10/2/23	5,995	6,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	3.600%	1/30/25	12,389	13,488
[2]	United Mexican States	3.900%	4/27/25	10,673	11,746
	United Mexican States	4.125%	1/21/26	22,160	24,805
Total Sovereign Bonds (Cost $4,673,477)					4,707,802
Taxable Municipal Bonds (0.1%)
	California GO	5.700%	11/1/21	3,330	3,344
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	11,649
	Illinois GO	4.950%	6/1/23	4,602	4,857
	Massachusetts GO	4.200%	12/1/21	1,245	1,253
[11]	New Jersey Economic Development Authority Revenue	0.000%	2/15/22	5,000	4,992
	New York State Urban Development Corp. Revenue (Personal Income Tax)	2.100%	3/15/22	330	333
	Oregon GO	5.762%	6/1/23	736	786
	University of California Revenue	0.883%	5/15/25	2,000	2,018
	University of California Revenue	3.063%	7/1/25	2,677	2,880
	Utah GO	4.554%	7/1/24	5,760	6,144
Total Taxable Municipal Bonds (Cost $37,657)					38,256
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[12]	Vanguard Market Liquidity Fund (Cost $280,277)	0.068%		2,802,772	280,277
Total Investments (100.0%) (Cost $75,305,139)					75,923,185
Other Assets and Liabilities—Net (0.0%)					30,866
Net Assets (100%)					75,954,051
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $138,190,000, representing 0.2% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2021.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	51,225,976	—	51,225,976
Corporate Bonds	—	19,670,874	—	19,670,874
Sovereign Bonds	—	4,707,802	—	4,707,802
Taxable Municipal Bonds	—	38,256	—	38,256
Temporary Cash Investments	280,277	—	—	280,277
Total	280,277	75,642,908	—	75,923,185